UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06367
Gabelli Equity Series Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: March 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Small Cap Growth Fund
Semi-Annual Report (a)
March 31, 2009
To Our Shareholders,
     The Gabelli Small Cap Growth Fund’s Class AAA Shares declined 10.81% for the quarter ending March 31, 2009, versus declines of 14.95% for the Russell 2000 Index and 7.68% for the Value Line Composite Index.
Comparative Results
Average Annual Returns through March 31, 2009 (a)(b)

													Since
													Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		15 Year		(10/22/91)
Gabelli Small Cap Growth Fund Class AAA	(10.81)%		(33.50)%		(10.63)%		(0.73)%		6.54%		8.46%		10.73%
Russell 2000 Index	(14.95)		(37.50)		(16.80)		(5.24)		1.93		4.94		6.45
Value Line Composite Index	(7.68)		(36.76)		(14.78)		(4.25)		3.80		7.38		8.43
Class A	(10.81)		(33.47)		(10.62)		(0.73)		6.54		8.46		10.73
	(15.94	)(c)	(37.29	)(c)	(12.37	)(c)	(1.90	)(c)	5.92	(c)	8.04	(c)	10.36 (c)
Class B	(10.95)		(33.97)		(11.28)		(1.46)		6.13		8.18		10.49
	(15.40	)(d)	(37.28	)(d)	(12.18	)(d)	(1.86	)(d)	6.13		8.18		10.49
Class C	(10.95)		(33.95)		(11.27)		(1.46)		6.13		8.18		10.49
	(11.84	)(e)	(34.61	)(e)	(11.27)		(1.46)		6.13		8.18		10.49
Class I	(10.78)		(33.32)		(10.54)		(0.67)		6.57		8.48		10.75

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.45%, 1.45%, 2.20%, 2.20%, and 1.20%, respectively. Class AAA and I Shares do not have a sales charge.The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance for the Class B Shares and Class C Shares would have been lower and Class I Shares would have been higher due to the differences in expenses associated with these classes of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index of small U.S. companies and the Value Line Composite Index (composed of equally weighted positions in every stock covered in the Value Line Investment Survey) are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(e)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Small Cap Growth Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2008 through March 31, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/08	03/31/09	Ratio	Period*

The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$696.80	1.50%	$6.35
Class A	$1,000.00	$697.70	1.50%	$6.35
Class B	$1,000.00	$694.40	2.25%	$9.50
Class C	$1,000.00	$694.60	2.25%	$9.51
Class I	$1,000.00	$697.70	1.25%	$5.29

Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.45	1.50%	$7.54
Class A	$1,000.00	$1,017.45	1.50%	$7.54
Class B	$1,000.00	$1,013.71	2.25%	$11.30
Class C	$1,000.00	$1,013.71	2.25%	$11.30
Class I	$1,000.00	$1,018.70	1.25%	$6.29

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of March 31, 2009:
The Gabelli Small Cap Growth Fund

U.S. Government Obligations	14.9%
Equipment and Supplies	10.4%
Food and Beverage	7.6%
Health Care	7.6%
Diversified Industrial	6.7%
Energy and Utilities	6.3%
Financial Services	5.1%
Automotive: Parts and Accessories	4.3%
Business Services	4.2%
Retail	3.7%
Specialty Chemicals	3.5%
Aviation: Parts and Services	2.5%
Consumer Products	2.2%
Hotels and Gaming	2.0%
Electronics	2.0%
Telecommunications	1.7%
Cable	1.6%
Entertainment	1.5%
Communications Equipment	1.2%
Wireless Communications	1.2%
Consumer Services	1.1%
Real Estate	1.0%
Computer Software and Services	0.9%
Machinery	0.8%
Educational Services	0.8%
Environmental Services	0.8%
Publishing	0.7%
Manufactured Housing and Recreational Vehicles	0.7%
Metals and Mining	0.7%
Transportation	0.6%
Aerospace	0.6%
Broadcasting	0.4%
Closed-End Funds	0.3%
Automotive	0.2%
Home Furnishings	0.1%
Futures Contracts — Long Position	0.1%
Paper and Forest Products	0.1%
Building and Construction	0.1%
Mutual Funds	0.0%
Agriculture	0.0%
Other Assets and Liabilities (Net)	(0.2)%

100.0%

The Gabelli Small Cap Growth Fund (the “Fund”) files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended December 31, 2008. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund
Schedule of Investments — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 85.2%
	Aerospace — 0.6%
228,000	Herley Industries Inc.†	$3,494,497	$2,726,880
4,000	Innovative Solutions & Support Inc.	51,817	16,920
70,000	Rockwell Automation Inc.	1,715,672	1,528,800

		5,261,986	4,272,600

	Agriculture — 0.0%
1,500	Cadiz Inc.†	9,904	11,970
3,500	The Mosaic Co.	74,541	146,930

		84,445	158,900

	Automotive — 0.2%
50,000	Navistar International Corp.†	1,171,612	1,673,000
35,000	Oshkosh Corp.	455,998	235,900

		1,627,610	1,908,900

	Automotive: Parts and Accessories — 4.3%
3,816	ATC Technology Corp.†	47,013	42,739
1,000	BERU AG	106,336	101,638
150,000	BorgWarner Inc.	1,609,839	3,045,000
72,022	China Automotive Systems Inc.†	350,864	252,797
270,000	Dana Holding Corp.†	807,449	124,200
240,900	Earl Scheib Inc.† (a)	1,475,236	457,710
150,000	Lear Corp.†	768,807	112,500
300,000	Midas Inc.†	4,424,864	2,376,000
300,000	Modine Manufacturing Co.	5,400,565	750,000
11,000	Monro Muffler Brake Inc.	49,307	300,630
570,000	O’Reilly Automotive Inc.†	15,393,341	19,955,700
225,000	Proliance International Inc.†	763,514	38,250
10,000	Puradyn Filter Technologies Inc.†	5,190	2,700
130,000	SORL Auto Parts Inc.†	721,639	234,000
80,375	Spartan Motors Inc.	388,580	323,108
330,000	Standard Motor Products Inc.	3,720,734	907,500
72,700	Strattec Security Corp.	1,948,207	606,318
105,000	Superior Industries International Inc.	1,656,698	1,244,250
360,000	Tenneco Inc.†	3,357,500	586,800
330,000	The Pep Boys - Manny, Moe & Jack	3,950,049	1,455,300
27,000	Thor Industries Inc.	250,194	421,740
46,000	Wonder Auto Technology Inc.†	299,248	164,680

		47,495,174	33,503,560

	Aviation: Parts and Services — 2.5%
25,000	AAR Corp.†	302,990	313,500
10,000	Astronics Corp.†	39,192	110,000
2,500	Astronics Corp., Cl. B†	9,798	25,625
14,000	Barnes Group Inc.	119,438	149,660
205,000	Curtiss-Wright Corp.	4,656,749	5,750,250
7,500	Ducommun Inc.	80,125	109,050
30,000	Embraer-Empresa Brasileira de Aeronautica SA, ADR	508,773	398,100
22,000	Gamesa Corp. Tecnologica SA	134,728	282,355
380,000	GenCorp Inc.†	3,338,553	805,600
645,300	Kaman Corp.	9,574,155	8,092,062
90,000	Moog Inc., Cl. A†	732,784	2,058,300
10,000	Moog Inc., Cl. B†	299,510	235,000
500,000	The Fairchild Corp., Cl. A†	1,361,101	5,500
90,200	Woodward Governor Co.	1,169,762	1,008,436

		22,327,658	19,343,438

	Broadcasting — 0.4%
220,800	Acme Communications Inc.†	1,025,319	55,200
104,000	Beasley Broadcast Group Inc., Cl. A	718,113	219,440
2,000	Cogeco Inc.	39,014	38,150
295,000	Crown Media Holdings Inc., Cl. A†	1,848,397	601,800
3,333	CTN Media Group Inc.† (b)	16,800	3
2,000	Global Traffic Network Inc.†	11,904	6,060
2,433	Granite Broadcasting Corp.†	822,771	243
440,000	Gray Television Inc.	3,280,619	140,800
36,000	Gray Television Inc., Cl. A	325,683	25,200
48,000	Hearst-Argyle Television Inc.	425,523	199,680
120,000	Ideation Acquisition Corp.†	953,800	904,800
250	Liberty Media Corp. - Capital, Cl. A†	2,516	1,745
10,000	Nexstar Broadcasting Group Inc., Cl. A†	33,219	6,800
510,341	Salem Communications Corp., Cl. A†	2,326,408	285,791
230,000	Sinclair Broadcast Group Inc., Cl. A	2,274,917	236,900
200,000	Sirius XM Radio Inc.†	366,189	70,000
20,000	Spanish Broadcasting System Inc., Cl. A†	179,117	3,000
350,000	Young Broadcasting Inc., Cl. A†	462,493	3,500

		15,112,802	2,799,112

	Building and Construction — 0.1%
25,000	Huttig Building Products Inc.†	90,165	9,500
25,000	Insituform Technologies Inc., Cl. A†	464,646	391,000
1,000	Universal Forest Products Inc.	12,125	26,610

		566,936	427,110

	Business Services — 4.2%
30,000	ACCO Brands Corp.†	319,907	29,400
420,000	AMICAS Inc.†	1,376,405	852,600
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
91,300	Ascent Media Corp., Cl. A†	$2,254,833	$2,282,500
6,000	BB Holdings Ltd.†	23,159	11,550
445,000	BPW Acquisition Corp.†	4,399,929	4,165,200
5,000	BrandPartners Group Inc.†	4,850	100
130,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,084,174	477,100
4,500	Cockleshell Ltd.†	0	3,390
2,200	comScore Inc.†	36,300	26,598
300,000	Diebold Inc.	10,796,891	6,405,000
440,000	Edgewater Technology Inc.†	2,381,405	1,232,000
330,000	Furmanite Corp.†	1,270,979	1,026,300
119,931	GP Strategies Corp.†	992,735	426,954
35,589	GSE Systems Inc.†	138,667	211,755
500	GSI Commerce Inc.†	8,649	6,550
2,400	Impellam Group plc†	3,303	1,188
60,000	Interactive Data Corp.	534,171	1,491,600
420,000	Intermec Inc.†	7,888,065	4,368,000
25,000	Lamar Advertising Co., Cl. A†	176,135	243,750
13,000	Landauer Inc.	234,859	658,840
4,000	MDC Partners Inc., Cl. A†	12,360	13,160
190,000	Nashua Corp.†	1,787,298	190,000
130,000	R. H. Donnelley Corp.†	535,785	39,650
816	Shellproof Ltd.†	806	503
600	Shellshock Ltd.†	327	430
65,000	Sohgo Security Services Co. Ltd.	829,111	554,882
12,500	SP Acquisition Holdings Inc.†	125,000	118,125
17,000	Stamps.com Inc.†	93,391	164,900
6,000	StarTek Inc.†	82,087	18,600
20,000	The Brink’s Co.	424,864	529,200
1,400,000	The Interpublic Group of Companies Inc.†	10,537,393	5,768,000
158,000	Trans-Lux Corp.† (a)	1,174,089	34,760
33,050	TransAct Technologies Inc.†	172,690	85,600
48,000	United Rentals Inc.†	312,080	202,080
145,000	ValueClick Inc.†	2,688,233	1,233,950

		52,700,930	32,874,215

	Cable — 1.6%
230,000	Adelphia Communications Corp., Cl. A† (b)	29,650	0
230,000	Adelphia Communications Corp., Cl. A, Escrow† (b)	0	0
230,000	Adelphia Recovery Trust†	0	23
500,000	Cablevision Systems Corp., Cl. A	121,520	6,470,000
9,329	Liberty Global Inc., Cl. A†	249,972	135,830
9,329	Liberty Global Inc., Cl. C†	240,169	131,819
520,000	LIN TV Corp., Cl. A†	4,478,502	582,400
33,000	Outdoor Channel Holdings Inc.†	271,136	225,060
230,000	The DIRECTV Group Inc.†	5,723,684	5,241,700

		11,114,633	12,786,832

	Closed-End Funds — 0.3%
99,702	The Central Europe and Russia Fund Inc.	2,860,058	1,524,444
36,700	The European Equity Fund Inc.†	386,832	161,480
54,000	The New Germany Fund Inc.	635,491	343,440
11,000	The Spain Fund Inc.	103,029	44,220

		3,985,410	2,073,584

	Communications Equipment — 1.2%
160,000	Communications Systems Inc.	1,147,120	1,225,600
525,000	Sycamore Networks Inc.†	1,705,330	1,401,750
275,000	Thomas & Betts Corp.†	5,127,066	6,880,500

		7,979,516	9,507,850

	Computer Software and Services — 0.9%
5,000	Borland Software Corp.†	35,110	2,300
97,500	FalconStor Software Inc.†	696,671	233,025
68,759	Global Sources Ltd.†	856,209	267,472
60,000	Mentor Graphics Corp.†	800,505	266,400
20,187	MKS Instruments Inc.†	367,981	296,143
200,000	NCR Corp.†	2,270,014	1,590,000
45,000	OpenTV Corp., Cl. A†	235,263	67,950
6,000	Phoenix Technologies Ltd.†	41,368	9,720
800,000	StorageNetworks Inc., Escrow† (b)	0	24,000
295,000	Tyler Technologies Inc.†	1,164,997	4,315,850
27,000	WebMediaBrands Inc.†	47,786	10,800

		6,515,904	7,083,660

	Consumer Products — 2.2%
75,000	1-800-FLOWERS.COM Inc., Cl. A†	701,203	155,250
11,750	Adams Golf Inc.†	101,176	28,200
46,150	Alberto-Culver Co.	1,101,811	1,043,452
33,500	Chofu Seisakusho Co. Ltd.	484,644	622,721
30,000	Church & Dwight Co. Inc.	303,670	1,566,900
400,000	Coachmen Industries Inc.†	1,269,146	260,000
220,000	Eastman Kodak Co.	1,848,124	836,000
6,000	Elizabeth Arden Inc.†	82,125	34,980
140,000	Escada AG†	2,684,981	353,409
2,000	Harley-Davidson Inc.	4,713	26,780
275,000	Hartmarx Corp.†	953,139	12,100
310,000	Marine Products Corp.	324,288	1,314,400
27,500	National Presto Industries Inc.	849,878	1,677,775
10,000	Revlon Inc., Cl. A†	177,583	24,800
250,000	Sally Beauty Holdings Inc.†	1,564,882	1,420,000
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
750,000	Schiff Nutrition International Inc.†	$2,148,754	$3,375,000
3,070	Steven Madden Ltd.†	37,266	57,655
30,000	Stewart Enterprises Inc., Cl. A	197,988	97,200
150,000	Swedish Match AB	2,969,646	2,171,691
87,425	Syratech Corp.†	17,426	481
16,000	The Scotts Miracle-Gro Co., Cl. A	320,814	555,200
17,000	WD-40 Co.	470,278	410,380
68,000	Wolverine World Wide Inc.	661,926	1,059,440

		19,275,461	17,103,814

	Consumer Services — 1.1%
40,000	Bowlin Travel Centers Inc.†	39,722	42,000
30,000	Brink’s Home Security Holdings Inc.†	549,842	678,000
2,750	Collectors Universe Inc.	8,720	10,698
5,000	eLong Inc., ADR†	59,917	30,400
2,000	Expedia Inc.†	19,829	18,160
20,000	IAC/InterActiveCorp.†	221,743	304,600
180,000	Martha Stewart Living Omnimedia Inc., Cl. A†	1,382,828	448,200
20,000	Response USA Inc.† (b)	16,500	40
400,500	Rollins Inc.	2,284,661	6,868,575
10,000	TiVo Inc.†	74,563	70,400

		4,658,325	8,471,073

	Diversified Industrial — 6.7%
29,000	Acuity Brands Inc.	278,896	653,660
13,000	Albany International Corp., Cl. A	331,436	117,650
135,000	Ampco-Pittsburgh Corp.	1,852,418	1,790,100
6,000	Anixter International Inc.†	57,120	190,080
385,000	Baldor Electric Co.	9,739,900	5,578,650
14,000	Brush Engineered Materials Inc.†	289,973	194,180
300,000	Crane Co.	5,694,990	5,064,000
100,000	Delta plc	212,289	155,681
3,000	ESCO Technologies Inc.†	49,914	116,100
18,640	Foster Wheeler AG†	36,171	325,641
13,000	Gardner Denver Inc.†	129,613	282,620
160,000	Greif Inc., Cl. A	1,763,054	5,326,400
40,900	Greif Inc., Cl. B	1,439,456	1,335,794
745,931	Griffon Corp.†	8,805,668	5,594,483
140,000	Hawk Corp., Cl. A†	2,132,089	1,617,000
10,000	Insteel Industries Inc.	4,250	69,600
320,700	Katy Industries Inc.†	813,118	288,630
70,000	Lindsay Corp.	1,477,728	1,890,000
440,000	Magnetek Inc.†	1,947,127	792,000
32,000	Matthews International Corp., Cl. A	748,294	921,920
275,000	Myers Industries Inc.	2,507,046	1,688,500
192,297	National Patent Development Corp.†	227,540	230,756
379,703	National Patent Development Corp.† (b)(c)	949,258	433,946
115,000	Oil-Dri Corp. of America	1,103,116	1,696,250
15,000	Olin Corp.	232,292	214,050
245,000	Park-Ohio Holdings Corp.†	1,485,571	798,700
88,000	Precision Castparts Corp.	1,768,194	5,271,200
32,000	Roper Industries Inc.	620,029	1,358,400
33,000	Sonoco Products Co.	911,856	692,340
43,000	Stamford Industrial Group Inc.†	156,830	86,000
66,000	Standex International Corp.	1,323,405	607,200
188,006	Tech/Ops Sevcon Inc.	1,217,504	253,808
370,000	Textron Inc.	2,276,853	2,123,800
195,000	Tredegar Corp.	2,908,161	3,184,350
127,000	WHX Corp.†	2,133,793	850,900

		57,624,952	51,794,389

	Educational Services — 0.8%
55,000	Career Education Corp.†	1,030,517	1,317,800
140,000	Corinthian Colleges Inc.†	1,095,854	2,723,000
200,000	Universal Technical Institute Inc.†	3,527,227	2,400,000

		5,653,598	6,440,800

	Electronics — 2.0%
54,000	Badger Meter Inc.	1,301,304	1,560,060
130,000	Bel Fuse Inc., Cl. A	3,802,035	1,615,900
610,000	California Micro Devices Corp.†	2,628,286	1,482,300
380,000	CTS Corp.	3,686,287	1,371,800
73,000	Cypress Semiconductor Corp.†	354,472	494,210
50,000	Greatbatch Inc.†	951,334	967,500
20,000	IMAX Corp.†	158,565	86,200
370,000	KEMET Corp.†	1,583,070	90,650
90,000	Methode Electronics Inc.	768,649	322,200
262,500	Park Electrochemical Corp.	6,166,445	4,536,000
165,000	Stoneridge Inc.†	1,434,628	348,150
350,000	Trident Microsystems Inc.†	1,469,567	511,000
260,000	Zoran Corp.†	2,580,598	2,288,000
5,200	Zygo Corp.†	26,735	23,868

		26,911,975	15,697,838

	Energy and Utilities — 6.3%
3,000	AGL Resources Inc.	51,525	79,590
110,000	Callon Petroleum Co.†	970,070	119,900
15,000	Central Vermont Public Service Corp.	273,572	259,500
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
43,000	CH Energy Group Inc.	$1,679,997	$2,016,700
12,000	Chesapeake Utilities Corp.	236,752	365,760
50,000	CMS Energy Corp.	273,275	592,000
23,000	Connecticut Water Service Inc.	464,832	466,440
6,000	Consolidated Water Co. Ltd.	119,247	65,100
150,000	Covanta Holding Corp.†	644,530	1,963,500
200,000	El Paso Electric Co.†	2,804,771	2,818,000
4,000	Ener1 Inc.†	24,684	20,680
30,000	Environmental Power Corp.†	130,012	10,800
146,500	Florida Public Utilities Co.	1,404,426	1,431,305
167,000	Great Plains Energy Inc.	3,957,333	2,249,490
14,500	Maine & Maritimes Corp.	533,667	507,500
45,000	Middlesex Water Co.	773,022	648,000
10,000	Nicor Inc.	221,003	332,300
33,000	Oceaneering International Inc.†	1,043,012	1,216,710
152,000	Pennichuck Corp.	3,510,285	3,108,400
2,000	PetroQuest Energy Inc.†	5,250	4,800
1,025,000	PNM Resources Inc.	11,415,563	8,466,500
90,000	Rowan Companies Inc.	1,939,375	1,077,300
1,065,000	RPC Inc.	1,882,457	7,060,950
85,000	SJW Corp.	1,385,457	2,161,550
300,000	Southern Union Co.	5,117,716	4,566,000
140,000	Southwest Gas Corp.	2,817,495	2,949,800
45,000	Tesoro Corp.	455,817	606,150
4,000	Toreador Resources Corp.†	15,250	10,040
25,000	Union Drilling Inc.†	198,390	95,000
10,000	Vestas Wind Systems A/S†	89,988	438,788
200,000	Westar Energy Inc.	3,538,764	3,506,000

		47,977,537	49,214,553

	Entertainment — 1.5%
175,000	Aruze Corp.†	3,355,387	857,453
82,000	Carmike Cinemas Inc.	687,816	212,380
6,048	Chestnut Hill Ventures† (b)	164,590	203,681
52,000	Discovery Communications Inc., Cl. A†	826,160	833,040
35,000	Discovery Communications Inc., Cl. C†	508,241	512,750
245,900	Dover Motorsports Inc.	1,218,751	454,915
140,000	Fisher Communications Inc.	6,789,339	1,366,400
16,000	International Speedway Corp., Cl. A	515,479	352,960
2,500	International Speedway Corp., Cl. B	45,000	53,125
1,000	Liberty Media Corp. - Entertainment, Cl. A†	13,208	19,950
180,000	Macrovision Solutions Corp.†	2,773,784	3,202,200
20,000	Six Flags Inc.†	100,600	5,400
325,000	Take-Two Interactive Software Inc.	6,434,568	2,713,750
100,000	Triple Crown Media Inc.†	327,865	1,500
60,000	World Wrestling Entertainment Inc., Cl. A	681,642	692,400
97,057	WPT Enterprises Inc.†	230,331	55,322

		24,672,761	11,537,226

	Environmental Services — 0.8%
5,000	Renegy Holdings Inc.†	16,929	7,500
360,000	Republic Services Inc.	4,605,576	6,174,000

		4,622,505	6,181,500

	Equipment and Supplies — 10.4%
15,000	A.O. Smith Corp., Cl. A	336,569	382,500
247,000	AMETEK Inc.	990,231	7,723,690
470,000	Baldwin Technology Co. Inc., Cl. A†	1,452,701	446,500
26,000	Belden Inc.	297,690	325,260
7,000	C&D Technologies Inc.†	58,645	12,950
50,000	Capstone Turbine Corp.†	103,400	36,000
280,000	CIRCOR International Inc.	5,997,409	6,305,600
360,000	CLARCOR Inc.	2,220,613	9,068,400
250,000	Core Molding Technologies Inc.†	447,721	350,000
170,000	Crown Holdings Inc.†	687,034	3,864,100
2,000	Danaher Corp.	34,106	108,440
85,000	Donaldson Co. Inc.	1,410,444	2,281,400
90,000	Entegris Inc.†	708,040	77,400
40,000	Fedders Corp.† (b)	10,068	0
191,000	Flowserve Corp.	6,063,564	10,718,920
160,000	Franklin Electric Co. Inc.	1,496,658	3,540,800
180,000	Gerber Scientific Inc.†	1,561,807	430,200
95,000	Graco Inc.	1,144,339	1,621,650
1,040,000	GrafTech International Ltd.†	12,801,904	6,406,400
100,000	IDEX Corp.	765,938	2,187,000
27,000	Interpump Group SpA	106,042	98,469
2,000	Itron Inc.†	126,154	94,700
4,000	Jarden Corp.†	11,351	50,680
9,500	K-Tron International Inc.†	124,799	576,365
80,000	L.S. Starrett Co., Cl. A	1,259,460	500,000
34,000	Littelfuse Inc.†	658,694	373,660
120,000	Lufkin Industries Inc.	1,638,827	4,545,600
55,000	Maezawa Kyuso Industries Co. Ltd.	359,609	917,917
75,000	Met-Pro Corp.	618,906	611,250
23,000	Mueller Industries Inc.	719,453	498,870
12,000	Plantronics Inc.	275,609	144,840
2,000	Regal-Beloit Corp.	59,351	61,280
120,000	Robbins & Myers Inc.	1,646,566	1,820,400
121,000	SL Industries Inc.†	1,425,363	559,020
5,000	Teleflex Inc.	76,167	195,450
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
300,000	Tennant Co.	$6,044,139	$2,811,000
320,000	The Gorman-Rupp Co.	6,150,199	6,336,000
95,000	The Greenbrier Cos. Inc.	1,175,802	347,700
90,000	The Manitowoc Co. Inc.	617,155	294,300
14,000	The Middleby Corp.†	348,746	454,020
8,000	Valmont Industries Inc.	176,298	401,680
70,000	Vicor Corp.	769,269	342,300
7,875	Watsco Inc., Cl. B	23,627	272,239
153,000	Watts Water Technologies Inc., Cl. A	3,377,189	2,992,680
50,000	Wolverine Tube Inc.†	50,263	4,500

		66,427,919	81,192,130

	Financial Services — 5.1%
10,404	Alleghany Corp.†	1,791,693	2,817,715
25,287	Argo Group International Holdings Ltd.†	844,293	761,897
100,000	Bank of Florida Corp.†	1,294,226	376,000
133,000	BKF Capital Group Inc.	1,138,774	127,680
444,000	CNA Surety Corp.†	5,206,134	8,187,360
22,000	Crazy Woman Creek Bancorp Inc.	343,564	374,000
1,781	Deerfield Capital Corp.	25,290	1,781
150,000	Discover Financial Services	2,610,856	946,500
10,000	Duff & Phelps Corp., Cl. A†	158,736	157,500
37,000	Epoch Holding Corp.	63,098	254,190
3,000	Federal Agricultural Mortgage Corp., Cl. C	24,000	8,040
7,070	Fidelity Southern Corp.	50,197	17,675
200,000	Flushing Financial Corp.	3,171,622	1,204,000
300,000	Janus Capital Group Inc.	1,975,582	1,995,000
40,000	JPMorgan Chase & Co.	1,075,346	1,063,200
2,000	KBW Inc.†	40,585	40,700
60,000	LaBranche & Co. Inc.†	557,086	224,400
1,000	LandAmerica Financial Group Inc.	12,175	65
120,000	Legg Mason Inc.	2,133,628	1,908,000
3,000	Leucadia National Corp.†	24,354	44,670
75,000	MVC Capital Inc.	861,134	630,750
260,800	Nara Bancorp Inc.	3,199,133	766,752
3,000	NetBank Inc.† (b)	6,056	15
150,000	NewAlliance Bancshares Inc.	2,090,474	1,761,000
155,000	Och-Ziff Capital Management Group LLC, Cl. A	933,420	940,850
11,000	PrivateBancorp Inc.	321,408	159,060
24,000	Seacoast Banking Corp. of Florida	205,927	72,720
200,000	Sterling Bancorp	3,163,359	1,980,000
145,000	SWS Group Inc.	2,727,216	2,251,850
10,000	T. Rowe Price Group Inc.	270,786	288,600
11,333	Tree.com Inc.†	79,922	52,358
4,800	Value Line Inc.	194,670	131,232
450,000	Waddell & Reed Financial Inc., Cl. A	9,026,154	8,131,500
30,000	Wells Fargo & Co.	488,920	427,200
137,000	Wilmington Trust Corp.	4,051,496	1,327,530

		50,161,314	39,431,790

	Food and Beverage — 7.6%
40,000	Boston Beer Co. Inc., Cl. A†	690,674	834,400
30,000	Brown-Forman Corp., Cl. A	741,180	1,203,000
6,250	Brown-Forman Corp., Cl. B	174,281	242,688
210,000	Bull-Dog Sauce Co. Ltd.	575,985	445,522
100	Compania Cervecerias Unidas SA, ADR	2,455	2,810
600,000	CoolBrands International Inc.†	448,546	342,640
350,000	Corn Products International Inc.	7,896,119	7,420,000
300,000	Davide Campari-Milano SpA	2,942,535	1,905,217
150,000	Dean Foods Co.†	2,946,405	2,712,000
155,000	Del Monte Foods Co.	1,477,477	1,129,950
85,000	Denny’s Corp.†	132,580	141,950
1,000	Diamond Foods Inc.	20,567	27,930
320,000	Dr. Pepper Snapple Group Inc.†	6,448,709	5,411,200
1,600,000	Dynasty Fine Wines Group Ltd.	458,568	268,366
100	Embotelladora Andina SA, Cl. A, ADR	1,295	1,227
25,000	Farmer Brothers Co.	389,323	445,000
300,000	Flowers Foods Inc.	1,755,612	7,044,000
500	Genesee Corp., Cl. A† (b)	0	0
21,500	Genesee Corp., Cl. B† (b)	15,393	0
660,000	Grupo Continental SAB de CV	996,531	1,066,530
10,000	Hain Celestial Group Inc.†	184,774	142,400
145,000	ITO EN Ltd.	3,112,114	1,765,166
25,000	ITO EN Ltd., Preference	531,595	216,952
25,000	J & J Snack Foods Corp.	577,813	864,750
500,000	Kikkoman Corp.	4,914,093	4,152,144
170,000	Lifeway Foods Inc.†	1,680,429	1,360,000
20,000	Meiji Seika Kaisha Ltd. (b)	87,470	69,910
70,000	MGP Ingredients Inc.†	331,262	51,800
190,000	Morinaga Milk Industry Co. Ltd.	747,376	566,247
80,000	Nissin Foods Holdings Co. Ltd.	2,778,862	2,343,789
4,000	Omni Nutraceuticals Inc.† (b)	13,563	2
140,000	PepsiAmericas Inc.	3,072,267	2,415,000
50,000	Ralcorp Holdings Inc.†	892,806	2,694,000
145,000	Rock Field Co. Ltd.	2,331,629	1,751,983
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
70,200	Smart Balance Inc.†	$628,921	$424,008
66,000	The J.M. Smucker Co.	1,599,230	2,459,820
217,000	Tootsie Roll Industries Inc.	4,850,104	4,713,240
4,000	Vina Concha Y Toro SA, ADR	118,504	132,800
1,000	Willamette Valley Vineyards Inc.†	3,994	2,365
115,000	YAKULT HONSHA Co. Ltd.	2,946,470	2,037,784

		59,517,511	58,808,590

	Health Care — 7.6%
80,000	Align Technology Inc.†	647,997	634,400
100,000	Allergan Inc.	1,964,408	4,776,000
160,000	AngioDynamics Inc.†	2,625,338	1,798,400
7,000	Anika Therapeutics Inc.†	70,876	31,990
325,000	Animal Health International Inc.†	2,903,022	406,250
110,000	ArthroCare Corp.†	2,297,520	539,000
7,500	Bio-Rad Laboratories Inc., Cl. A†	296,935	494,250
60,000	BioLase Technology Inc.†	107,545	53,700
20,000	Bruker Corp.†	174,056	123,200
130,000	Cepheid Inc.†	1,491,838	897,000
155,000	Chemed Corp.	3,340,846	6,029,500
70,000	CONMED Corp.†	1,833,347	1,008,700
210,000	Crucell NV, ADR†	4,049,385	4,139,100
275,000	Cutera Inc.†	4,290,308	1,757,250
120,000	Del Global Technologies Corp.†	350,477	63,600
108,000	DexCom Inc.†	1,198,612	447,120
8,000	Edwards Lifesciences Corp.†	275,132	485,040
71,000	Exactech Inc.†	1,057,940	815,790
42,000	Henry Schein Inc.†	739,631	1,680,420
50,000	Heska Corp.†	53,676	12,005
130,000	ICU Medical Inc.†	3,494,711	4,175,600
30,000	IMS Health Inc.	628,060	374,100
2,000	Integra LifeSciences Holdings Corp.†	43,600	49,460
4,000	Invacare Corp.	92,551	64,120
30,000	Inverness Medical Innovations Inc.†	554,733	798,900
10,000	K-V Pharmaceutical Co., Cl. A†	286,714	16,500
20,000	Kinetic Concepts Inc.†	489,560	422,400
45,000	Life Technologies Corp.†	1,153,989	1,461,600
100,000	Matrixx Initiatives Inc.†	1,652,693	1,640,000
77,000	Micrus Endovascular Corp.†	1,128,301	459,690
40,000	MWI Veterinary Supply Inc.†	972,736	1,139,200
18,000	Nabi Biopharmaceuticals†	117,875	66,600
10,000	NeuroMetrix Inc.†	67,433	15,400
4,000	Nobel Biocare Holding AG	61,643	68,242
220,000	Odyssey HealthCare Inc.†	2,407,381	2,134,000
72,000	Opko Health Inc.†	209,334	70,560
150,000	Orthofix International NV†	3,804,744	2,778,000
2,000	OrthoLogic Corp.†	6,750	1,100
30,000	Owens & Minor Inc.	606,216	993,900
230,000	Pain Therapeutics Inc.†	2,068,215	966,000
270,000	Palomar Medical Technologies Inc.†	4,679,077	1,960,200
155,000	Penwest Pharmaceuticals Co.†	1,224,222	254,200
30,000	PSS World Medical Inc.†	367,273	430,500
1,779	Qiagen NV†	7,992	28,393
213,000	Quidel Corp.†	1,838,819	1,963,860
120,000	RTI Biologics Inc.†	1,178,032	342,000
2,000	Sirona Dental Systems Inc.†	27,620	28,640
145,000	Sonic Innovations Inc.†	651,988	155,150
1,735,000	Sorin SpA†	4,824,018	1,176,767
1,100,000	SSL International plc	8,745,703	7,086,695
2,300	Straumann Holding AG	206,988	356,426
4,000	Stryker Corp.	156,026	136,160
31,000	United-Guardian Inc.	284,526	217,000
80,000	Vascular Solutions Inc.†	619,673	489,600
1,000	Wright Medical Group Inc.†	16,460	13,030
10,000	Young Innovations Inc.	237,253	155,000
20,000	Zymogenetics Inc.†	192,516	79,800

		74,874,314	58,761,508

	Home Furnishings — 0.1%
12,000	Bassett Furniture Industries Inc.	192,256	23,280
37,000	Bed Bath & Beyond Inc.†	886,545	915,750
15,000	La-Z-Boy Inc.	126,571	18,750

		1,205,372	957,780

	Hotels and Gaming — 2.0%
150,000	Boyd Gaming Corp.	849,669	559,500
78,000	Canterbury Park Holding Corp.	870,958	518,700
90,000	Churchill Downs Inc.	3,024,383	2,705,400
100,000	Dover Downs Gaming & Entertainment Inc.	666,063	307,000
231,800	Gaylord Entertainment Co.†	5,553,911	1,930,894
42,000	Home Inns & Hotels Management Inc., ADR†	891,273	414,540
8,000	Interval Leisure Group Inc.†	70,769	42,400
140,000	Lakes Entertainment Inc.†	717,933	287,000
225,000	Las Vegas Sands Corp.†	2,906,215	677,250
300,000	Mandarin Oriental International Ltd.	272,300	238,500
162,000	Orient-Express Hotels Ltd., Cl. A	3,115,779	664,200
120,000	Penn National Gaming Inc.†	1,549,468	2,898,000
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
300,000	Pinnacle Entertainment Inc.†	$2,362,495	$2,112,000
142,000	Sonesta International Hotels Corp., Cl. A	3,343,151	1,065,000
900,000	The Hongkong & Shanghai Hotels Ltd.	648,495	566,666
45,000	The Marcus Corp.	739,945	382,500
25,000	Wynn Resorts Ltd.†	312,098	499,250
29,000	Youbet.com Inc.†	64,391	49,010

		27,959,296	15,917,810

	Machinery — 0.8%
438,000	CNH Global NV	6,058,249	4,546,440
2,000	Nordson Corp.	75,230	56,860
100,000	Zebra Technologies Corp., Cl. A†	2,327,131	1,902,000

		8,460,610	6,505,300

	Manufactured Housing and Recreational Vehicles — 0.7%
140,000	Cavalier Homes Inc.†	265,829	217,000
68,700	Cavco Industries Inc.†	1,405,565	1,621,320
800,000	Champion Enterprises Inc.†	4,869,633	384,000
17,000	Drew Industries Inc.†	296,303	147,560
125,000	Fleetwood Enterprises Inc.†	338,768	4,625
140,000	Monaco Coach Corp.	778,178	21,000
20,000	Nobility Homes Inc.	347,733	145,000
160,000	Skyline Corp.	4,932,802	3,041,600

		13,234,811	5,582,105

	Metals and Mining — 0.7%
52,003	Barrick Gold Corp.	1,522,648	1,685,937
10,000	Inmet Mining Corp.	325,911	247,621
22,000	Ivanhoe Mines Ltd.†	125,570	135,300
142,115	Kinross Gold Corp.	984,488	2,539,595
2,000	Northwest Pipe Co.†	55,888	56,940
52,100	Stillwater Mining Co.†	477,514	192,770
40,000	Uranium Resources Inc.†	216,153	18,800
22,350	Yamana Gold Inc., New York	75,630	206,738

		3,783,802	5,083,701

	Mutual Funds — 0.0%
70,000	KKR Private Equity Investors LP†	205,735	205,100

	Paper and Forest Products — 0.1%
20,000	Schweitzer-Mauduit International Inc.	459,710	369,200
40,000	Wausau Paper Corp.	428,382	210,400

		888,092	579,600

	Publishing — 0.7%
18,000	AH Belo Corp., Cl. A	81,389	17,640
63,000	Belo Corp., Cl. A	162,820	38,430
235,000	Il Sole 24 Ore	1,225,315	563,560
307,237	Independent News & Media plc	431,671	44,902
12,000	John Wiley & Sons Inc., Cl. B	46,500	357,000
650,000	Journal Communications Inc., Cl. A	4,448,772	487,500
90,000	Journal Register Co.†	40,813	450
80,000	Lee Enterprises Inc.	164,313	22,400
550,000	Media General Inc., Cl. A	3,364,124	1,056,000
30,000	Meredith Corp.	539,417	499,200
260,000	News Corp., Cl. A	765,310	1,721,200
175,000	PRIMEDIA Inc.	959,813	432,250
350,000	The E.W. Scripps Co., Cl. A	2,296,238	472,500

		14,526,495	5,713,032

	Real Estate — 1.0%
15,150	Capital Properties Inc., Cl. A	366,997	139,001
15,000	Capital Properties Inc., Cl. B† (b)	0	137,625
177,000	Griffin Land & Nurseries Inc.	2,434,508	6,195,000
9,100	Gyrodyne Co. of America Inc.†	137,387	214,442
107,000	Morguard Corp.	1,362,690	1,358,717

		4,301,582	8,044,785

	Retail — 3.7%
144,000	Aaron Rents Inc., Cl. A	521,690	3,340,800
68,100	AutoNation Inc.†	368,381	945,228
50,000	Big 5 Sporting Goods Corp.	834,144	293,500
24,000	Casey’s General Stores Inc.	470,082	639,840
620,000	Coldwater Creek Inc.†	2,850,030	1,556,200
33,000	Copart Inc.†	974,940	978,780
5,000	Gander Mountain Co.†	34,289	14,550
8,000	HSN Inc.†	61,333	41,120
450,000	Ingles Markets Inc., Cl. A	7,577,231	6,718,500
32,000	Movado Group Inc.	468,326	241,280
85,000	Nathan’s Famous Inc.†	1,131,127	1,062,500
30,000	Pier 1 Imports Inc.†	202,215	16,800
200,000	Rush Enterprises Inc., Cl. B†	2,352,018	1,566,000
300,000	The Bon-Ton Stores Inc.	2,203,438	525,000
16,000	The Cheesecake Factory Inc.†	133,322	183,200
265,000	The Great Atlantic & Pacific Tea Co. Inc.†	3,085,577	1,407,150
310,000	The Steak n Shake Co.†	3,661,041	2,346,700
8,000	Ticketmaster Entertainment Inc.†	113,231	29,520
70,000	Tractor Supply Co.†	2,555,661	2,524,200
20,000	Village Super Market Inc., Cl. A	442,075	623,400
45,000	Weis Markets Inc.	1,354,385	1,396,800
168,000	Wendy’s/Arby’s Group Inc., Cl. A	1,364,690	845,040
150,000	Winn-Dixie Stores Inc.†	2,236,267	1,434,000

		34,995,493	28,730,108

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS (Continued)
	Specialty Chemicals — 3.5%
60,000	A. Schulman Inc.	$1,199,761	$813,000
19,000	Airgas Inc.	121,732	642,390
82,000	Albemarle Corp.	1,201,827	1,785,140
35,000	Arch Chemicals Inc.	766,922	663,600
74,000	Ashland Inc.	1,198,871	764,420
800,000	Chemtura Corp.	5,445,089	38,000
10,000	Cytec Industries Inc.	278,296	150,200
3,200	Dionex Corp.†	96,000	151,200
450,000	Ferro Corp.	6,551,391	643,500
260,000	H.B. Fuller Co.	2,584,304	3,380,000
130,000	Hawkins Inc.	1,892,645	2,005,900
950,000	Huntsman Corp.	5,191,927	2,973,500
110,000	Material Sciences Corp.†	962,133	59,400
387,300	Omnova Solutions Inc.†	1,174,104	673,902
60,000	Penford Corp.	687,437	217,800
10,000	Quaker Chemical Corp.	181,138	79,400
70,000	Rockwood Holdings Inc.†	1,370,334	555,800
260,000	Sensient Technologies Corp.	5,254,578	6,110,000
515,000	Zep Inc.	6,898,707	5,268,450

		43,057,196	26,975,602

	Telecommunications — 1.7%
20,000	Atlantic Tele-Network Inc.	79,850	383,600
850,000	Cincinnati Bell Inc.†	2,822,491	1,955,000
6,795	Community Service Communications Inc.†	0	9,037
405	Consolidated Communications Holdings Inc.	4,863	4,155
60,000	D&E Communications Inc.	704,450	322,200
50,000	Frontier Communications Corp.	674,800	359,000
91,000	HickoryTech Corp.	793,705	489,580
71,000	New Ulm Telecom Inc.	829,235	467,180
118,000	Rogers Communications Inc., Cl. B	569,865	2,693,940
63,000	Shenandoah Telecommunications Co.	373,895	1,436,400
1,000,000	Sprint Nextel Corp.†	1,889,976	3,570,000
37,584	Verizon Communications Inc.	900,747	1,135,037
24,000	Windstream Corp.	25,072	193,440
53,000	Winstar Communications Inc.† (b)	133	53

		9,669,082	13,018,622

	Transportation — 0.6%
200,000	GATX Corp.	6,000,172	4,046,000
135,000	Grupo TMM SA, Cl. A, ADR†	889,274	114,750
2,000	Irish Continental Group plc†	17,409	36,351
72,800	Providence and Worcester Railroad Co.	1,163,357	782,600

		8,070,212	4,979,701

	Wireless Communications — 1.2%
450,000	Centennial Communications Corp.†	3,296,295	3,717,000
15,000	Nextwave Wireless Inc.†	68,915	2,400
72,000	Price Communications Corp., Escrow† (b)	0	0
810,000	Vimpel-Communications, ADR	2,246,632	5,297,400
17	Xanadoo Co.†	4,148	3,417

		5,615,990	9,020,217

	TOTAL COMMON STOCKS	793,124,944	662,688,435

	PREFERRED STOCKS — 0.0%
	Broadcasting — 0.0%
1,103	PTV Inc., 10.000% Pfd., Ser. A	0	143

	Business Services — 0.0%
24,317	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A† (b)(c)(d)	2,163,146	0

	TOTAL PREFERRED STOCKS	2,163,146	143

	RIGHTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
800,000	Exide Technologies, expire 05/15/11 Escrow Rights† (b)	0	0

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
1,213	Exide Technologies, expire 05/05/11†	2,247	224
4,531	Federal-Mogul Corp., expire 12/27/14†	87,687	498

		89,934	722

	Broadcasting — 0.0%
6,082	Granite Broadcasting Corp., Ser. A, expire 06/04/12†	0	61
3,430	Granite Broadcasting Corp., Ser. B, expire 06/04/12†	0	34

		0	95

	Business Services — 0.0%
445,000	BPW Acquisition Corp., expire 02/26/14†	44,444	71,200

	Telecommunications — 0.0%
86	Virgin Media Inc., expire 01/10/11†	124	3

	TOTAL WARRANTS	134,502	72,020

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

Principal			Market
Amount		Cost	Value
	CORPORATE BONDS — 0.0%
	Computer Software and Services — 0.0%
$300,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/10† (b)	$1,185	$1,185

	Telecommunications — 0.0%
400,000	Williams Communications Group Inc., Escrow, 10.875%, 10/01/09† (b)	0	0

	TOTAL CORPORATE BONDS	1,185	1,185

	U.S. GOVERNMENT OBLIGATIONS — 14.9%
	U.S. Treasury Bills — 8.8%
68,704,000	U.S. Treasury Bills, 0.081% to 0.452%††, 04/02/09 to 10/01/09 (e)	68,679,400	68,680,760

	U.S. Treasury Cash Management Bills — 4.5%
34,659,000	U.S. Treasury Cash Management Bills, 0.030% to 0.137%††, 04/29/09 to 06/24/09	34,653,337	34,652,108

	U.S. Treasury Notes — 1.6%
12,340,000	4.500%, 04/30/09	12,372,607	12,372,607

	TOTAL U.S. GOVERNMENT OBLIGATIONS	115,705,344	115,705,475

	TOTAL INVESTMENTS — 100.1%	$911,129,121	778,467,258

	FUTURES CONTRACTS — LONG POSITION — 0.1%
	(Unrealized appreciation)		$585,375
	Other Assets and Liabilities (Net) — (0.2)%		(1,392,130)

	NET ASSETS — 100.0%		$777,660,503

Number of			Unrealized
Contracts		Expiration Date	Appreciation
FUTURES CONTRACTS — LONG POSITION — 0.1%
100	The Russell 2000
	Mini Index Futures	06/19/09	$585,375

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $870,460 or 0.11% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of Rule 144A securities amounted to $433,946 or 0.06% of net assets.

(d)	Illiquid security.

(e)	At March 31, 2009, $2,750,000 of the principal amount was pledged as collateral for futures contracts.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Statement of Assets and Liabilities
March 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $908,479,796)	$777,974,788
Investments in affiliates, at value (cost $2,649,325)	492,470
Cash	1,270
Receivable for investments sold	558,770
Receivable for Fund shares sold	3,302,935
Dividends and interest receivable	1,174,116
Variation margin receivable	65,750
Prepaid expenses	64,352

Total Assets	783,634,451

Liabilities:
Foreign currency, at value (cost $4,976)	4,919
Payable for investments purchased	3,965,692
Payable for Fund shares redeemed	749,565
Payable for investment advisory fees	612,815
Payable for distribution fees	156,859
Payable for accounting fees	3,750
Other accrued expenses	480,348

Total Liabilities	5,973,948

Net Assets applicable to 42,510,986 shares outstanding	$777,660,503

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$920,650,201
Accumulated net investment income	393,230
Accumulated distributions in excess of net realized gain on investments, futures contracts, and foreign currency transactions	(11,306,087)
Net unrealized depreciation on investments	(132,661,863)
Net unrealized appreciation on futures contracts	585,375
Net unrealized depreciation on foreign currency translations	(353)

Net Assets	$777,660,503

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($691,605,265 ÷ 37,767,955 shares outstanding; 150,000,000 shares authorized)	$18.31

Class A:
Net Asset Value and redemption price per share ($21,923,222 ÷ 1,196,927 shares outstanding; 50,000,000 shares authorized)	$18.32

Maximum offering price per share (NAV ÷ .9425, based on maximum sales charge of 5.75% of the offering price)	$19.44

Class B:
Net Asset Value and offering price per share ($42,267 ÷ 2,418 shares outstanding; 50,000,000 shares authorized)	$17.48 (a)

Class C:
Net Asset Value and offering price per share ($19,991,706 ÷ 1,143,747 shares outstanding; 50,000,000 shares authorized)	$17.48 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($44,098,043 ÷ 2,399,939 shares outstanding; 50,000,000 shares authorized)	$18.37

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended March 31, 2009 (Unaudited)

Investment income:
Dividends (net of foreign taxes of $27,760)	$6,069,513
Interest	280,788

Total Investment Income	6,350,301

Expenses:
Investment advisory fees	3,949,280
Distribution fees — Class AAA	908,448
Distribution fees — Class A	25,616
Distribution fees — Class B	225
Distribution fees — Class C	92,440
Shareholder services fees	586,162
Shareholder communications expenses	139,913
Custodian fees	93,499
Registration expenses	50,013
Legal and audit fees	38,774
Accounting fees	22,500
Directors’ fees	17,581
Miscellaneous expenses	42,819

Total Expenses	5,967,270

Less:
Advisory fee reduction on unsupervised assets	(16,376)
Custodian fee credits	(1,026)

Net Expenses	5,949,868

Net Investment Income	400,433

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency:
Net realized loss on investments	(9,041,686)
Capital gain distributions from investment companies	14,790
Net realized loss on futures contracts	(247,605)
Net realized gain on foreign currency transactions	8,106

Net realized loss on investments, futures contracts, and foreign currency transactions	(9,266,395)

Net change in unrealized appreciation/ (depreciation) on investments	(313,190,910)
Net change in unrealized appreciation/ (depreciation) on futures contracts	585,375
Net change in unrealized appreciation/ (depreciation) on foreign currency translations	(310)

Net change in unrealized appreciation/ (depreciation) on investments, futures contracts, and foreign currency translations	(312,605,845)

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency	(321,872,240)

Net Decrease in Net Assets Resulting from Operations	$(321,471,807)

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)	September 30, 2008
Operations:
Net investment income/(loss)	$400,433	$(203,598)
Net realized gain/(loss) on investments, futures contracts, and foreign currency transactions	(9,266,395)	55,964,780
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, and foreign currency translations	(312,605,845)	(214,885,884)

Net Decrease in Net Assets Resulting from Operations	(321,471,807)	(159,124,702)

Distributions to Shareholders:
Net realized gain
Class AAA	(50,145,349)	(46,323,563)
Class A	(1,343,253)	(797,001)
Class B	(3,217)	(5,830)
Class C	(1,279,635)	(551,222)
Class I	(447,239)	—

Total Distributions to Shareholders	(53,218,693)	(47,677,616)

Capital Share Transactions:
Class AAA	48,116,654	192,040,034
Class A	4,888,101	15,316,709
Class B	3,205	(43,504)
Class C	5,367,262	16,624,141
Class I	45,048,067	3,853,655

Net Increase in Net Assets from Capital Share Transactions	103,423,289	227,791,035

Redemption Fees	9,393	6,835

Net Increase/(Decrease) in Net Assets	(271,257,818)	20,995,552

Net Assets:
Beginning of period	1,048,918,321	1,027,922,769

End of period (including undistributed net investment income of $393,230 and $0, respectively)	$777,660,503	$1,048,918,321

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income											Ratios to Average Net Assets/
		from Investment Operations				Distributions							Supplemental Data
				Net
	Net Asset	Net		Realized and	Total	Net				Net Asset		Net Assets	Net
Period	Value,	Investment		Unrealized	from	Realized				Value,		End of	Investment				Portfolio
Ended	Beginning	Income		Gain (Loss) on	Investment	Gain on	Total	Redemption		End of	Total	Period	Income		Operating		Turnover
September 30	of Period	(Loss)(a)(b)		Investments	Operations	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)(b)		Expenses		Rate††
Class AAA
2009(c)	$28.20	$0.01		$(8.47)	$(8.46)	$(1.43)	$(1.43)	$0.00	(d)	$18.31	(30.32)%	$691,605	0.11	%(e)	1.50	%(e)	21%
2008	34.37	(0.00	)(d)	(4.62)	(4.62)	(1.55)	(1.55)	0.00	(d)	28.20	(13.98)	995,613	(0.01)		1.43		26
2007	30.41	(0.01)		6.42	6.41	(2.45)	(2.45)	0.00	(d)	34.37	21.95	1,002,577	(0.04)		1.42		15
2006	29.97	(0.03)		2.53	2.50	(2.06)	(2.06)	0.00	(d)	30.41	8.88	727,521	(0.09)		1.44		6
2005	25.88	(0.01)		5.25	5.24	(1.15)	(1.15)	0.00	(d)	29.97	20.58	732,965	(0.03)		1.44		6
2004	21.48	(0.04)		4.61	4.57	(0.17)	(0.17)	—		25.88	21.34	620,334	(0.15)		1.42		10
Class A
2009(c)	$28.18	$0.01		$(8.44)	$(8.43)	$(1.43)	$(1.43)	$0.00	(d)	$18.32	(30.23)%	$21,923	0.12	%(e)	1.50	%(e)	21%
2008	34.37	(0.01)		(4.63)	(4.64)	(1.55)	(1.55)	0.00	(d)	28.18	(14.04)	26,604	(0.02)		1.43		26
2007	30.41	0.06		6.35	6.41	(2.45)	(2.45)	0.00	(d)	34.37	21.95	15,485	0.19		1.42		15
2006	29.98	(0.02)		2.51	2.49	(2.06)	(2.06)	0.00	(d)	30.41	8.84	2,199	(0.08)		1.44		6
2005	25.89	(0.01)		5.25	5.24	(1.15)	(1.15)	0.00	(d)	29.98	20.57	1,515	(0.03)		1.48		6
2004(f)	24.49	(0.06)		1.46	1.40	—	—	—		25.89	5.72	58	(0.32	)(e)	1.42	(e)	10
Class B
2009(c)	$27.10	$(0.06)		$(8.13)	$(8.19)	$(1.43)	$(1.43)	$0.00	(d)	$17.48	(30.56)%	$43	(0.64)	%(e)	2.25	%(e)	21%
2008	33.32	(0.23)		(4.44)	(4.67)	(1.55)	(1.55)	0.00	(d)	27.10	(14.60)	61	(0.77)		2.18		26
2007	29.77	(0.26)		6.26	6.00	(2.45)	(2.45)	0.00	(d)	33.32	20.99	126	(0.81)		2.17		15
2006	29.58	(0.25)		2.50	2.25	(2.06)	(2.06)	0.00	(d)	29.77	8.11	113	(0.85)		2.19		6
2005	25.74	(0.22)		5.21	4.99	(1.15)	(1.15)	0.00	(d)	29.58	19.69	138	(0.79)		2.20		6
2004(f)	24.49	(0.19)		1.44	1.25	—	—	—		25.74	5.10	55	(1.02	)(e)	2.17	(e)	10
Class C
2009(c)	$27.09	$(0.06)		$(8.12)	$(8.18)	$(1.43)	$(1.43)	$0.00	(d)	$17.48	(30.54)%	$19,992	(0.62)	%(e)	2.25	%(e)	21%
2008	33.32	(0.22)		(4.46)	(4.68)	(1.55)	(1.55)	0.00	(d)	27.09	(14.63)	23,062	(0.75)		2.18		26
2007	29.76	(0.22)		6.23	6.01	(2.45)	(2.45)	0.00	(d)	33.32	21.03	9,735	(0.69)		2.17		15
2006	29.58	(0.24)		2.48	2.24	(2.06)	(2.06)	0.00	(d)	29.76	8.08	2,650	(0.83)		2.19		6
2005	25.74	(0.23)		5.22	4.99	(1.15)	(1.15)	0.00	(d)	29.58	19.69	1,499	(0.80)		2.23		6
2004(f)	24.49	(0.20)		1.45	1.25	—	—	—		25.74	5.10	24	(1.07	)(e)	2.17	(e)	10
Class I
2009(c)	$28.25	$0.04		$(8.49)	$(8.45)	$(1.43)	$(1.43)	$0.00	(d)	$18.37	(30.23)%	$44,098	0.45	%(e)	1.25	%(e)	21%
2008(g)	30.06	0.05		(1.86)	(1.81)	—	—	0.00	(d)	28.25	(6.02)	3,578	0.22	(e)	1.18	(e)	26

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended September 30, 2007 would have been 21%. The portfolio turnover rate for the years ended September 2006, 2005, and 2004 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Due to capital share activity throughout the period, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	For the six months ended March 31, 2009, unaudited.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Small Cap Growth Fund (the “Fund”) is a series of Gabelli Equity Series Funds, Inc. (the “Corporation”), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on October 22, 1991.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

		Other Financial
	Investments in	Instruments
	Securities	(Unrealized
	(Market Value)	Appreciation)*
Valuation Inputs	Assets	Assets
Level 1 — Quoted Prices	$661,891,379	$585,375
Level 2 — Other Significant Observable Inputs	116,278,230	—
Level 3 — Significant Unobservable Inputs	297,649	—

Total	$778,467,258	$585,375

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 09/30/08	$194,685
Accrued discounts/(premiums)	—
Realized gain/(loss)	(53,129)
Change in unrealized appreciation/(depreciation)†	86,581
Net purchases/(sales)	(400)
Transfers in and/or out of Level 3	69,912

Balance as of 03/31/09	$297,649

Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at 03/31/09†	$2,321

†	Net change in unrealized appreciation/(depreciation) is included in the related amounts on investments in the Statements of Operations.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
In March 2008, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund’s financial statement disclosures.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2009, there were no open repurchase agreements.
Swap Agreements. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At March 31, 2009, there were no open swap agreements.
Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open futures contracts at March 31, 2009 are reflected within the Schedule of Investments.
Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At March 31, 2009, there were no open forward foreign exchange contracts.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended September 30, 2008 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$2,004,512
Net long-term capital gains	45,673,104

Total distributions paid	$47,677,616

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2008, the Fund deferred currency losses of $7,204.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at March 31, 2009:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Investments	$913,998,729	$135,437,952	$(271,461,893)	$(136,023,941)
Investments in affiliates	2,649,325	—	(2,156,855)	(2,156,855)
Futures contracts	—	585,375	—	585,375

	$916,648,054	$136,023,327	$(273,618,748)	$(137,595,421)

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund’s tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.
3. Investment Advisory Agreement and Other Transactions. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and proceeds from the sales of securities for the six months ended March 31, 2009, other than short-term securities and U.S. Government obligations, aggregated $167,547,757 and $125,285,606, respectively.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Proceeds from the sales of U.S. Government obligations for the six months ended March 31, 2009, other than short-term obligations, aggregated $30,268,883.
6. Transactions with Affiliates. During the six months ended March 31, 2009, the Fund paid brokerage commissions on security trades of $412,780 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $22,082 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2009, there were no borrowings under the line of credit.
8. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees during the six months ended March 31, 2009 and the year ended September 30, 2008 amounted to $9,393 and $6,835, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2009		Year Ended
	(Unaudited)		September 30, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA
Shares sold	7,938,089	$157,576,280	11,404,075	$352,403,697
Shares issued upon reinvestment of distributions	2,428,206	47,519,946	1,383,508	44,189,239
Shares redeemed	(7,902,346)	(156,979,572)	(6,655,573)	(204,552,902)

Net increase	2,463,949	$48,116,654	6,132,010	$192,040,034

	Class A		Class A
Shares sold	436,664	$8,559,748	653,236	$20,020,323
Shares issued upon reinvestment of distributions	64,051	1,253,475	23,669	756,001
Shares redeemed	(247,900)	(4,925,122)	(183,365)	(5,459,615)

Net increase	252,815	$4,888,101	493,540	$15,316,709

	Class B		Class B
Shares issued upon reinvestment of distributions	171	$3,205	189	$5,832
Shares redeemed	—	—	(1,716)	(49,336)

Net increase/(decrease)	171	$3,205	(1,527)	$(43,504)

	Class C		Class C
Shares sold	358,311	$6,590,795	616,058	$18,243,833
Shares issued upon reinvestment of distributions	65,897	1,233,605	17,152	529,496
Shares redeemed	(131,695)	(2,457,138)	(74,196)	(2,149,188)

Net increase	292,513	$5,367,262	559,014	$16,624,141

	Class I		Class I*
Shares sold	2,411,076	$47,535,251	142,672	$4,323,018
Shares issued upon reinvestment of distributions	9,106	178,658	—	—
Shares redeemed	(146,902)	(2,665,842)	(16,013)	(469,363)

Net increase	2,273,280	$45,048,067	126,659	$3,853,655

*	From the commencement of offering Class I Shares on January 11, 2008.
9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2009 is set forth below.

					Net Change			Percent
					in Unrealized		Value at	Owned
	Beginning	Shares/Par	Shares/Par	Ending	Appreciation	Realized	March 31,	of Shares
	Shares/Par	Purchased	Sold	Shares/Par	(Depreciation)	Loss	2009	Outstanding
Earl Scheib Inc.	240,900	—	—	240,900	$(73,475)	—	$457,710	6.01%
Trans-Lux Corp.	165,000	—	(7,000)	158,000	(356,659)	$(54,413)	34,760	7.82
10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
11. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

The Gabelli Small Cap Growth Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited)
During the six months ended March 31, 2009, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of small cap core and small cap value funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the top third for the one, three, and five year periods.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund with similar expense ratios of the peer group of small cap value and small cap core funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at, and the Fund’s size was above, average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fee for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

Gabelli Equity Series Funds, Inc.
The Gabelli Small Cap Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 6:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Anthony R. Pustorino
Attorney-at-Law	Certified Public Accountant,
Anthony J. Colavita, P.C.	Professor Emeritus
Pace University

Vincent D. Enright	Anthonie C. van Ekris
Former Senior Vice President	Chairman
and Chief Financial Officer	BALMAC International, Inc.
KeySpan Corp.

John D. Gabelli	Salvatore J. Zizza
Senior Vice President	Chairman
Gabelli & Company, Inc.	Zizza & Co., Ltd.
Officers

Bruce N. Alpert	Agnes Mullady
President and Secretary	Treasurer

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
The
Gabelli
Small Cap
Growth
Fund
SEMI ANNUAL REPORT
MARCH 31, 2009
GAB443Q109SR

The Gabelli Equity Income Fund
Semi-Annual Report (a)
March 31, 2009
To Our Shareholders,
     For the quarter ended March 31, 2009, The Gabelli Equity Income Fund’s Class AAA Shares surrendered 10.47% versus the Standard & Poor’s (“S&P”) 500 Index decline of 10.98%, the Nasdaq Composite Index decline of 3.07%, and the Lipper Equity Income Fund Average slide of 12.31%.
Comparative Results
Average Annual Returns through March 31, 2009 (a)(b)

												Since
												Inception
	Quarter		1 Year		3 Year		5 Year		10 Year	15 Year		(1/2/92)
Gabelli Equity Income Fund Class AAA	(10.47)%		(36.56)%		(10.52)%		(2.44)%		2.80%	7.41%		7.88%
S&P 500 Index	(10.98)		(38.06)		(13.05)		(4.76)		(3.00)	5.91		5.92
Nasdaq Composite Index	(3.07)		(32.93)		(13.23)		(5.18)		(4.65)	4.92		5.71
Lipper Equity Income Fund Average	(12.31)		(37.14)		(12.08)		(3.71)		(0.17)	5.46		5.96
Class A	(10.43)		(36.52)		(10.49)		(2.43)		2.79	7.40		7.88
	(15.58	)(c)	(40.17	)(c)	(12.24	)(c)	(3.58	)(c)	2.19 (c)	6.98	(c)	7.51 (c)
Class B	(10.60)		(37.03)		(11.17)		(3.15)		2.39	7.13		7.63
	(15.07	)(d)	(40.18	)(d)	(12.06	)(d)	(3.54	)(d)	2.39	7.13		7.63
Class C	(10.61)		(37.05)		(11.19)		(3.15)		2.40	7.13		7.64
	(11.50	)(e)	(37.68	)(e)	(11.19)		(3.15)		2.40	7.13		7.64
Class I	(11.23)		(36.32)		(10.38)		(2.35)		2.84	7.44		7.91
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.43%, 1.43%, 2.18%, 2.18%, and 1.18%, respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance for the Class B Shares and Class C Shares would have been lower and Class I Shares would have been higher due to the differences in expenses associated with these classes of shares.The S&P 500 Index of the largest U.S. companies and the Nasdaq Composite Index (measures all Nasdaq domestic and international common type stocks under an unmanaged market capitalization weighted methodology) are unmanaged indicators of stock market performance, while the Lipper Equity Income Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested (except for the Nasdaq Composite Index). You cannot invest directly in an index.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(e)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Equity Income Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2008 through March 31, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements.The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/08	03/31/09	Ratio	Period*

The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$708.40	1.53%	$6.52
Class A	$1,000.00	$708.70	1.53%	$6.52
Class B	$1,000.00	$705.90	2.28%	$9.70
Class C	$1,000.00	$705.80	2.28%	$9.70
Class I	$1,000.00	$710.20	1.28%	$5.46

Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.30	1.53%	$7.70
Class A	$1,000.00	$1,017.30	1.53%	$7.70
Class B	$1,000.00	$1,013.56	2.28%	$11.45
Class C	$1,000.00	$1,013.56	2.28%	$11.45
Class I	$1,000.00	$1,018.55	1.28%	$6.44

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of March 31, 2009:
The Gabelli Equity Income Fund

Food and Beverage	12.5%
Financial Services	11.3%
Health Care	10.7%
Energy and Utilities: Oil	7.7%
Consumer Products	7.4%
Retail	6.9%
Telecommunications	5.6%
Energy and Utilities: Integrated	3.8%
Diversified Industrial	3.0%
Aerospace	2.5%
Computer Hardware	2.4%
Metals and Mining	2.2%
Electronics	1.9%
Agriculture	1.9%
Automotive: Parts and Accessories	1.9%
Energy and Utilities: Electric	1.6%
Entertainment	1.6%
Equipment and Supplies	1.6%
Energy and Utilities: Services	1.6%
Communications Equipment	1.5%
Energy and Utilities: Natural Gas	1.5%
Specialty Chemicals	1.5%
Machinery	1.4%
Computer Software and Services	1.1%
Cable and Satellite	0.9%
Hotels and Gaming	0.7%
Business Services	0.6%
Environmental Services	0.5%
Wireless Communications	0.4%
Transportation	0.3%
Aviation: Parts and Services	0.3%
Automotive	0.3%
Publishing	0.3%
Broadcasting	0.2%
Consumer Services	0.1%
Exchange Traded Funds	0.1%
Energy and Utilities: Water	0.1%
Real Estate	0.0%
Building and Construction	0.0%
Manufactured Housing	0.0%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Gabelli Equity Income Fund (the “Fund”) files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended December 31, 2008. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Equity Income Fund
Schedule of Investments — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.6%
	Aerospace — 2.5%
168,000	Boeing Co.	$10,493,775	$5,977,440
2,000	Lockheed Martin Corp.	47,350	138,060
3,500	Northrop Grumman Corp.	125,556	152,740
10,000	Raytheon Co.	279,250	389,400
360,000	Rockwell Automation Inc.	18,544,824	7,862,400
2,000	Rockwell Collins Inc.	15,843	65,280
1,300,000	Rolls-Royce Group plc†	9,162,334	5,483,974

		38,668,932	20,069,294

	Agriculture — 1.9%
100,000	Archer-Daniels-Midland Co.	2,873,352	2,778,000
138,000	Monsanto Co.	1,827,430	11,467,800
12,000	The Mosaic Co.	186,246	503,760

		4,887,028	14,749,560

	Automotive — 0.3%
720,000	General Motors Corp.	15,289,384	1,396,800
20,000	Navistar International Corp.†	583,430	669,200

		15,872,814	2,066,000

	Automotive: Parts and Accessories — 1.8%
4,000	ArvinMeritor Inc.	14,853	3,160
3,000	BERU AG	319,888	304,915
250,000	Genuine Parts Co.	8,986,399	7,465,000
6,000	Johnson Controls Inc.	50,425	72,000
60,000	Modine Manufacturing Co.	784,520	150,000
150,000	O’Reilly Automotive Inc.†	4,267,970	5,251,500
140,000	The Pep Boys - Manny, Moe & Jack	1,619,073	617,400

		16,043,128	13,863,975

	Aviation: Parts and Services — 0.3%
5,000	Barnes Group Inc.	47,698	53,450
51,192	Curtiss-Wright Corp.	514,452	1,435,936
35,000	GenCorp Inc.†	299,658	74,200
21,000	United Technologies Corp.	609,942	902,580

		1,471,750	2,466,166

	Broadcasting — 0.1%
190,000	CBS Corp., Cl. A, Voting	4,301,439	744,800
45,000	CBS Corp., Cl. B, Non-Voting	628,985	172,800
132	Granite Broadcasting Corp.†	10,795	13
5,000	Societe Television Francaise 1	100,991	39,200

		5,042,210	956,813

	Building and Construction — 0.0%
918	Colas SA	318,206	182,815

	Business Services — 0.6%
5,000	Automatic Data Processing Inc.	151,707	175,800
150,000	Diebold Inc.	5,659,698	3,202,500
4,000	Landauer Inc.	134,546	202,720
7,500	MasterCard Inc., Cl. A	292,500	1,256,100
10,000	R. H. Donnelley Corp.†	58,057	3,050

		6,296,508	4,840,170

	Cable and Satellite — 0.9%
190,000	Cablevision Systems Corp., Cl. A	2,919,442	2,458,600
110,000	DISH Network Corp., Cl. A†	2,509,896	1,222,100
16,000	EchoStar Corp., Cl. A†	478,840	237,280
55,000	Scripps Networks Interactive Inc., Cl. A	2,303,601	1,238,050
50,000	The DIRECTV Group Inc.†	1,130,314	1,139,500
25,101	Time Warner Cable Inc.	1,092,523	622,505

		10,434,616	6,918,035

	Communications Equipment — 0.9%
300,000	Corning Inc.	4,319,319	3,981,000
100,000	Motorola Inc.	830,109	423,000
120,000	Thomas & Betts Corp.†	3,448,817	3,002,400

		8,598,245	7,406,400

	Computer Hardware — 2.4%
174,500	International Business Machines Corp.	14,082,385	16,907,305
380,000	Xerox Corp.	5,031,864	1,729,000

		19,114,249	18,636,305

	Computer Software and Services — 1.1%
2,000	EMC Corp.†	19,360	22,800
115,000	Metavante Technologies Inc.†	2,593,203	2,295,400
220,000	Microsoft Corp.	6,333,405	4,041,400
154	Telecom Italia Media SpA†	205	16
170,000	Yahoo! Inc.†	5,202,473	2,177,700

		14,148,646	8,537,316

	Consumer Products — 7.4%
50,000	Altria Group Inc.	643,359	801,000
180,000	Avon Products Inc.	5,350,496	3,461,400
3,800	British American Tobacco plc	95,149	87,947
15,000	Clorox Co.	823,581	772,200
5,000	Colgate-Palmolive Co.	294,807	294,900
10,000	Compagnie Financiere Richemont SA, Cl. A	268,687	156,198
750,000	Eastman Kodak Co.	9,637,957	2,850,000
63,000	Energizer Holdings Inc.†	2,834,133	3,130,470
120,000	Fortune Brands Inc.	6,208,201	2,946,000
5,000	Hanesbrands Inc.†	108,950	47,850
35,000	Harman International Industries Inc.	1,209,221	473,550
155,000	Kimberly-Clark Corp.	10,295,892	7,147,050
7,000	National Presto Industries Inc.	206,562	427,070
10,000	Pactiv Corp.†	161,895	145,900
50,000	Philip Morris International Inc.	1,501,172	1,779,000
100,000	Reckitt Benckiser Group plc	3,154,703	3,757,856
1,300,000	Swedish Match AB	17,012,653	18,821,325
200,000	The Procter & Gamble Co.	11,513,349	9,418,000
78,000	Unilever NV — NY Shares, ADR	1,542,066	1,528,800

		72,862,833	58,046,516

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Consumer Services — 0.1%
67,500	Rollins Inc.	$386,886	$1,157,625

	Diversified Industrial — 3.0%
5,000	3M Co.	213,645	248,600
5,000	Acuity Brands Inc.	54,182	112,700
3,500	Alstom SA	326,542	181,285
60,000	Baldor Electric Co.	1,932,901	869,400
110,000	Cooper Industries Ltd., Cl. A	3,148,666	2,844,600
100,000	Crane Co.	3,582,943	1,688,000
550,000	General Electric Co.	14,830,312	5,560,500
200,000	Honeywell International Inc.	5,938,206	5,572,000
25,100	ITT Corp.	1,246,573	965,597
45,300	National Patent Development Corp.†	98,301	54,360
379,703	National Patent Development Corp.† (a)(b)	949,257	433,946
100,000	Textron Inc.	634,490	574,000
6,000	Trinity Industries Inc.	82,100	54,840
185,650	Tyco International Ltd.	7,320,564	3,631,314
1,500	Walter Industries Inc.	33,844	34,305
103,710	WHX Corp.†	1,988,580	694,857

		42,381,106	23,520,304

	Electronics — 1.9%
600,000	Intel Corp.	12,298,251	9,030,000
340,000	LSI Corp.†	3,105,578	1,033,600
190,000	Texas Instruments Inc.	4,127,219	3,136,900
5,000	Thermo Fisher Scientific Inc.†	127,325	178,350
130,750	Tyco Electronics Ltd.	4,363,702	1,443,480

		24,022,075	14,822,330

	Energy and Utilities: Electric — 1.6%
30,000	American Electric Power Co. Inc.	932,060	757,800
14,000	DTE Energy Co.	606,560	387,800
85,000	El Paso Electric Co.†	670,852	1,197,650
80,000	FPL Group Inc.	3,608,192	4,058,400
99,784	Great Plains Energy Inc.	2,475,161	1,344,091
60,000	Korea Electric Power Corp., ADR†	977,409	549,000
56,087	Mirant Corp.†	936,815	639,392
1,200,000	Mirant Corp., Escrow† (a)	0	0
150,000	Northeast Utilities	3,148,300	3,238,500
80,000	The AES Corp.†	268,400	464,800
13,333	UIL Holdings Corp.	293,785	297,593

		13,917,534	12,935,026

	Energy and Utilities: Integrated — 3.8%
42,000	Allegheny Energy Inc.	404,378	973,140
44,000	BP plc, ADR	1,030,211	1,764,400
46,000	CH Energy Group Inc.	1,881,549	2,157,400
75,000	Constellation Energy Group Inc.	2,283,609	1,549,500
52,000	Dominion Resources Inc.	2,219,444	1,611,480
120,000	DPL Inc.	3,161,330	2,704,800
200,000	Duke Energy Corp.	2,462,844	2,864,000
400,000	El Paso Corp.	4,614,299	2,500,000
29,000	ENI SpA	304,221	563,301
6,269	Iberdrola SA, ADR	312,667	175,845
25,000	Integrys Energy Group Inc.	1,192,522	651,000
80,000	NSTAR	1,282,183	2,550,400
75,000	OGE Energy Corp.	2,043,450	1,786,500
100,000	PNM Resources Inc.	1,042,460	826,000
75,000	Progress Energy Inc.	3,196,534	2,719,500
15,000	Progress Energy Inc., CVO† (a)	7,800	4,950
7,200	Public Service Enterprise Group Inc.	156,820	212,184
38,000	Suncor Energy Inc., New York	992,342	843,980
21,000	Suncor Energy Inc., Toronto	947,001	468,702
55,000	TECO Energy Inc.	740,886	613,250
140,000	Westar Energy Inc.	2,333,669	2,454,200

		32,610,219	29,994,532

	Energy and Utilities: Natural Gas — 1.5%
17,000	AGL Resources Inc.	328,041	451,010
38,000	Atmos Energy Corp.	969,019	878,560
70,000	National Fuel Gas Co.	2,559,613	2,146,900
70,000	ONEOK Inc.	1,559,551	1,584,100
24,000	Piedmont Natural Gas Co. Inc.	394,017	621,360
110,000	Southern Union Co.	2,047,400	1,674,200
65,000	Southwest Gas Corp.	1,365,198	1,369,550
200,000	Spectra Energy Corp.	4,249,072	2,828,000

		13,471,911	11,553,680

	Energy and Utilities: Oil — 7.7%
155,000	Anadarko Petroleum Corp.	8,110,358	6,027,950
38,000	Canadian Oil Sands Trust	1,117,252	730,885
192,000	Chevron Corp.	8,828,069	12,910,080
187,000	ConocoPhillips	5,471,173	7,322,920
20,000	Denbury Resources Inc.†	340,653	297,200
49,000	Devon Energy Corp.	2,021,181	2,189,810
149,000	Exxon Mobil Corp.	4,735,083	10,146,900
35,000	Marathon Oil Corp.	1,477,598	920,150
30,000	Nexen Inc.	924,468	508,725
2,000	Niko Resources Ltd.	114,911	93,084
94,000	Occidental Petroleum Corp.	3,654,851	5,231,100
45,000	OPTI Canada Inc.†	963,570	35,335
12,000	PetroChina Co. Ltd., ADR	856,611	956,400
130,000	Petroleo Brasileiro SA, ADR	5,454,520	3,961,100
33,000	Repsol YPF SA, ADR	689,095	563,970
120,000	Royal Dutch Shell plc, Cl. A, ADR	5,536,435	5,316,000
25,000	StatoilHydro ASA, ADR	327,939	436,000
17,518	Total SA, ADR	290,564	859,433
35,000	Transocean Ltd.†	2,742,048	2,059,400
200,000	UTS Energy Corp.†	1,038,859	269,670
See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
40,000	WesternZagros Resources Ltd.†	$147,109	$18,401

		54,842,347	60,854,513

	Energy and Utilities: Services — 1.6%
30,000	ABB Ltd., ADR	351,824	418,200
52,000	Cameron International Corp.†	746,014	1,140,360
38,182	GDF Suez, Strips	0	51
375,000	Halliburton Co.	11,177,922	5,801,250
40,000	Oceaneering International Inc.†	1,762,700	1,474,800
40,000	Schlumberger Ltd.	1,275,020	1,624,800
175,000	Weatherford International Ltd.†	3,803,877	1,937,250

		19,117,357	12,396,711

	Energy and Utilities: Water — 0.1%
26,000	Aqua America Inc.	261,350	520,000

	Entertainment — 1.6%
60,000	Grupo Televisa SA, ADR	1,493,782	818,400
98,000	Rank Group plc†	304,571	103,000
2,000	The Walt Disney Co.	48,366	36,320
100,000	Time Warner Inc.	3,316,367	1,930,000
270,000	Viacom Inc., Cl. A†	11,092,934	5,040,900
185,000	Vivendi	6,813,381	4,897,399

		23,069,401	12,826,019

	Environmental Services — 0.5%
145,000	Waste Management Inc.	4,749,875	3,712,000

	Equipment and Supplies — 1.6%
12,000	A.O. Smith Corp.	253,184	302,160
11,000	Danaher Corp.	791,231	596,420
115,000	Flowserve Corp.	5,141,384	6,453,800
6,000	Ingersoll-Rand Co. Ltd., Cl. A	120,853	82,800
1,500	Minerals Technologies Inc.	37,938	48,075
40,000	Mueller Industries Inc.	1,650,585	867,600
12,000	Parker Hannifin Corp.	459,607	407,760
115,000	Tenaris SA, ADR	4,820,468	2,319,550
970,000	Tomkins plc	4,715,456	1,687,556

		17,990,706	12,765,721

	Exchange Traded Funds — 0.1%
400,000	ProShares Ultra Financials	3,639,782	1,044,000

	Financial Services — 11.3%
6,324	Alleghany Corp.†	1,015,192	1,712,729
220,000	American Express Co.	9,953,228	2,998,600
20,000	Ameriprise Financial Inc.	620,397	409,800
23,990	Argo Group International Holdings Ltd.†	741,793	722,819
25,000	Banco Popular Espanol SA	185,939	158,436
2,000	Banco Santander Chile, ADR	29,250	68,700
168,682	Banco Santander SA, ADR	1,264,392	1,163,906
545,000	Bank of America Corp.	10,524,495	3,716,900
11,025	BNP Paribas	439,576	455,841
950,000	Citigroup Inc.	25,869,718	2,403,500
50,000	Commerzbank AG, ADR	896,273	267,500
50,000	Deutsche Bank AG	2,453,861	2,032,500
100,000	Discover Financial Services	1,855,454	631,000
200,300	Federal National Mortgage Association	192,571	140,210
29,290	Fidelity Southern Corp.	284,955	73,225
40,000	Freddie Mac	32,375	30,400
190,000	H&R Block Inc.	4,287,693	3,456,100
30,000	Huntington Bancshares Inc.	391,484	49,800
93,000	Janus Capital Group Inc.	1,618,549	618,450
235,199	JPMorgan Chase & Co.	8,153,900	6,251,589
12,000	KeyCorp	206,662	94,440
360,000	Legg Mason Inc.	10,464,955	5,724,000
31,000	Leucadia National Corp.†	381,995	461,590
102,000	Loews Corp.	4,869,207	2,254,200
110,000	M&T Bank Corp.	7,963,804	4,976,400
2,000	Manulife Financial Corp.	24,694	22,400
424,000	Marsh & McLennan Companies Inc.	12,903,452	8,586,000
10,000	Moody’s Corp.	171,766	229,200
120,000	Morgan Stanley	3,927,787	2,732,400
6,000	Northern Trust Corp.	60,300	358,920
40,000	NYSE Euronext	804,695	716,000
10,000	Och-Ziff Capital Management Group LLC, Cl. A	54,850	60,700
45,000	PNC Financial Services Group Inc.	1,905,739	1,318,050
40,000	Popular Inc.	738,913	87,200
500	Raiffeisen International Bank Holding AG	28,874	14,090
958	Reinet Investments SCA†	188,972	8,846
180,000	SLM Corp.†	3,763,656	891,000
200,000	Sterling Bancorp	3,013,936	1,980,000
12,000	SunTrust Banks Inc.	251,737	140,880
50,000	T. Rowe Price Group Inc.	1,388,039	1,443,000
80,000	TD Ameritrade Holding Corp.†	1,479,382	1,104,800
2,000	The Allstate Corp.	61,340	38,300
460,509	The Bank of New York Mellon Corp.	13,484,291	13,009,379
5,000	The Charles Schwab Corp.	77,500	77,500
2,000	The Dun & Bradstreet Corp.	20,476	154,000
10,000	The Goldman Sachs Group Inc.	1,378,248	1,060,200
50,000	The Phoenix Companies Inc.	650,511	58,500
5,000	The Student Loan Corp.	324,691	217,200
36,000	The Travelers Companies Inc.	1,428,424	1,463,040
40,000	Unitrin Inc.	1,156,156	559,200
2,500	Virtus Investment Partners Inc.†	22,500	16,275
180,000	Waddell & Reed Financial Inc., Cl. A	4,042,072	3,252,600
See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
490,000	Wells Fargo & Co.	$14,916,449	$6,977,600
110,000	Wilmington Trust Corp.	3,191,330	1,065,900

		166,158,498	88,515,815

	Food and Beverage — 12.5%
30,000	Anheuser-Busch InBev NV	496,266	826,856
61,200	Brown-Forman Corp., Cl. A	2,777,123	2,454,120
13,000	Brown-Forman Corp., Cl. B	803,398	504,790
150,000	Cadbury plc, ADR	5,841,938	4,545,000
95,000	Campbell Soup Co.	2,800,194	2,599,200
40,000	Coca-Cola Amatil Ltd., ADR	246,845	487,200
10,000	Coca-Cola Femsa SAB de CV, ADR	263,508	340,600
20,000	Constellation Brands Inc., Cl. A†	367,491	238,000
16,000	Corn Products International Inc.	197,588	339,200
300,000	Dean Foods Co.†	5,867,852	5,424,000
75,000	Del Monte Foods Co.	754,461	546,750
60,000	Diageo plc, ADR	2,617,330	2,685,000
120,000	Dr. Pepper Snapple Group Inc.†	2,462,770	2,029,200
132,000	Fomento Economico Mexicano SAB de CV, ADR	2,840,258	3,327,720
120,000	General Mills Inc.	5,982,513	5,985,600
110,000	Groupe Danone	6,016,236	5,357,726
880,000	Grupo Bimbo SAB de CV, Cl. A	2,786,276	3,292,623
100,000	H.J. Heinz Co.	3,517,498	3,306,000
110,000	Heineken NV	4,917,149	3,127,533
200,000	ITO EN Ltd.	4,311,208	2,434,712
30,000	ITO EN Ltd., Preference	697,890	260,342
3,000	Kellogg Co.	92,580	109,890
430,000	Kraft Foods Inc., Cl. A	13,130,351	9,584,700
15,000	Metro Inc., Cl. A	422,865	450,904
100,000	Nestlé SA	2,083,075	3,380,480
115,000	Nissin Foods Holdings Co. Ltd.	3,788,332	3,369,197
140,000	PepsiAmericas Inc.	3,179,070	2,415,000
12,000	PepsiCo Inc.	754,328	617,760
28,008	Pernod-Ricard SA	2,388,124	1,561,954
35,000	Remy Cointreau SA	2,060,746	830,045
50,000	Sapporo Holdings Ltd.	510,013	188,412
350,000	The Coca-Cola Co.	16,011,885	15,382,500
75,000	The Hershey Co.	3,190,083	2,606,250
57,268	Tootsie Roll Industries Inc.	1,398,580	1,243,861
380,000	Tyson Foods Inc., Cl. A	5,785,335	3,568,200
7,000	Wimm-Bill-Dann Foods OJSC, ADR†	249,970	222,670
135,000	YAKULT HONSHA Co. Ltd.	3,659,573	2,392,181

		115,270,702	98,036,176

	Health Care — 10.7%
15,000	Abbott Laboratories	584,062	715,500
25,000	Aetna Inc.	890,584	608,250
114,000	Baxter International Inc.	4,305,228	5,839,080
100,000	Becton, Dickinson and Co.	6,601,932	6,724,000
300,000	Boston Scientific Corp.†	4,052,888	2,385,000
72,000	Bristol-Myers Squibb Co.	1,764,132	1,578,240
57,000	Covidien Ltd.	2,284,331	1,894,680
140,000	Eli Lilly & Co.	7,861,239	4,677,400
11,276	GlaxoSmithKline plc, ADR	515,984	350,345
22,000	Henry Schein Inc.†	566,365	880,220
105,000	Hospira Inc.†	3,804,994	3,240,300
290,000	Johnson & Johnson	18,363,252	15,254,000
7,000	Laboratory Corp. of America Holdings†	494,285	409,430
5,000	Mead Johnson Nutrition Co., Cl. A†	120,000	144,350
32,000	Medco Health Solutions Inc.†	814,565	1,322,880
110,000	Merck & Co. Inc.	3,523,449	2,942,500
5,000	Nobel Biocare Holding AG	139,480	85,303
140,000	Novartis AG, ADR	7,727,317	5,296,200
30,000	Patterson Companies Inc.†	1,080,112	565,800
750,000	Pfizer Inc.	18,810,648	10,215,000
150,000	Schering-Plough Corp.	2,759,763	3,532,500
62,000	St. Jude Medical Inc.†	2,723,236	2,252,460
760,000	Tenet Healthcare Corp.†	5,275,489	881,600
270,000	UnitedHealth Group Inc.	11,810,711	5,651,100
18,000	William Demant Holding A/S†	880,509	724,000
100,000	Wyeth	4,029,238	4,304,000
40,000	Zimmer Holdings Inc.†	2,544,804	1,460,000

		114,328,597	83,934,138

	Hotels and Gaming — 0.7%
115,000	International Game Technology	2,798,679	1,060,300
529,411	Ladbrokes plc	7,677,932	1,392,008
400,000	Las Vegas Sands Corp.†	8,012,290	1,204,000
340,000	MGM Mirage†	16,350,127	792,200
60,000	Starwood Hotels & Resorts Worldwide Inc.	1,389,038	762,000
12,000	Wynn Resorts Ltd.†	474,534	239,640

		36,702,600	5,450,148

	Machinery — 1.4%
6,000	Caterpillar Inc.	35,181	167,760
320,400	Deere & Co.	15,974,668	10,531,548
7,609	Mueller Water Products Inc., Cl. A	111,552	25,110

		16,121,401	10,724,418

	Manufactured Housing — 0.0%
265,000	Champion Enterprises Inc.†	1,837,109	127,200

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

			Market
Shares/Units		Cost	Value
	COMMON STOCKS (Continued)
	Metals and Mining — 2.2%
340,000	Alcoa Inc.	$8,056,136	$2,495,600
9,000	Carpenter Technology Corp.	332,535	127,080
130,000	Freeport-McMoRan Copper & Gold Inc.	3,350,503	4,954,300
195,000	Newmont Mining Corp.	7,983,095	8,728,200
45,000	Peabody Energy Corp.	1,713,246	1,126,800
6,615	Teck Cominco Ltd., Cl. B	533,053	36,989

		21,968,568	17,468,969

	Publishing — 0.3%
5,000	Idearc Inc.†	23,800	180
44,000	Lee Enterprises Inc.	321,432	12,320
6,016	News Corp., Cl. B	70,881	46,323
60,000	PagesJaunes Groupe SA	1,664,637	507,553
2	Seat Pagine Gialle SpA†	120	2
30,633	The E.W. Scripps Co., Cl. A	293,839	41,355
35,000	The McGraw-Hill Companies Inc.	1,280,632	800,450
22,000	The New York Times Co., Cl. A	573,269	99,440
1,200	The Washington Post Co., Cl. B	700,030	428,520
2,000	Value Line Inc.	84,436	54,680

		5,013,076	1,990,823

	Real Estate — 0.0%
7,000	Griffin Land & Nurseries Inc.	137,444	245,000

	Retail — 6.6%
18,000	Copart Inc.†	535,865	533,880
220,000	Costco Wholesale Corp.	11,379,094	10,190,400
345,000	CVS Caremark Corp.	12,746,861	9,484,050
50,000	Ingles Markets Inc., Cl. A	1,068,440	746,500
350,000	Macy’s Inc.	6,084,621	3,115,000
170,000	Safeway Inc.	3,593,397	3,432,300
500	Sears Holdings Corp.†	40,732	22,855
100,000	SUPERVALU Inc.	2,935,535	1,428,000
210,000	The Great Atlantic & Pacific Tea Co. Inc.†	4,453,294	1,115,100
80,000	The Home Depot Inc.	2,333,336	1,884,800
60,000	Tractor Supply Co.†	2,160,405	2,163,600
234,000	Wal-Mart Stores Inc.	11,089,209	12,191,400
130,000	Walgreen Co.	4,641,323	3,374,800
10,000	Weis Markets Inc.	300,480	310,400
105,000	Whole Foods Market Inc.	3,618,490	1,764,000

		66,981,082	51,757,085

	Specialty Chemicals — 1.4%
44,000	Albemarle Corp.	576,219	957,880
437	Arkema, ADR	8,969	6,905
40,000	Ashland Inc.	1,537,678	413,200
210,000	Chemtura Corp.	1,499,113	9,975
75,000	E. I. du Pont de Nemours and Co.	3,506,768	1,674,750
140,000	Ferro Corp.	2,409,046	200,200
2,000	FMC Corp.	64,790	86,280
20,000	H. B. Fuller Co.	413,172	260,000
74,000	International Flavors & Fragrances Inc.	3,489,906	2,254,040
3,500	NewMarket Corp.	13,508	155,050
100,000	Omnova Solutions Inc.†	667,863	174,000
4,000	Quaker Chemical Corp.	79,615	31,760
32,000	Rohm and Haas Co.	1,550,717	2,522,880
50,000	Sensient Technologies Corp.	1,035,110	1,175,000
85,000	The Dow Chemical Co.	3,720,650	716,550
4,000	Zep Inc.	17,026	40,920

		20,590,150	10,679,390

	Telecommunications — 5.5%
365,000	AT&T Inc.	9,749,736	9,198,000
450,000	BCE Inc.	10,050,801	8,955,000
4,495	Bell Aliant Regional Communications Income Fund (a)(b)	117,429	85,921
200,000	BT Group plc	825,179	224,410
30,000	BT Group plc, ADR	1,006,938	335,100
140,000	Cable & Wireless plc	273,765	280,225
30,000	CenturyTel Inc.	961,032	843,600
350,000	Cincinnati Bell Inc.†	1,886,496	805,000
330,000	Deutsche Telekom AG, ADR	5,830,728	4,075,500
5,360	FairPoint Communications Inc.	49,106	4,181
15,000	France Telecom SA, ADR	436,434	339,900
140,000	Qwest Communications International Inc.	571,000	478,800
1,500,000	Sprint Nextel Corp.†	7,568,438	5,355,000
3,300	Telecom Italia SpA, ADR	31,072	42,207
8,195	Telefonica SA, ADR	80,699	488,586
144,500	Telephone & Data Systems Inc.	5,307,372	3,830,695
12,000	TELUS Corp.	185,454	330,076
18,000	TELUS Corp., Non-Voting	874,021	474,480
225,000	Verizon Communications Inc.	8,241,287	6,795,000
5,000	Windstream Corp.	43,990	40,300

		54,090,977	42,981,981

	Transportation — 0.3%
7,000	Burlington Northern Santa Fe Corp.	571,133	421,050
115,000	GATX Corp.	4,379,544	2,326,450

		4,950,677	2,747,500

	Wireless Communications — 0.4%
2,600	NTT DoCoMo Inc.	3,779,517	3,511,845

	TOTAL COMMON STOCKS	1,092,150,112	775,012,314

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	Communications Equipment — 0.1%
1,100	Lucent Technologies Capital Trust I, 7.750% Cv. Pfd.	759,000	311,300

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Energy and Utilities: Integrated — 0.0%
300	El Paso Corp., 4.990% Cv. Pfd. (b)	$293,192	$173,193

	Entertainment — 0.0%
3,000	Metromedia International Group Inc., 7.250% Cv. Pfd.†	5,310	15,000

	Telecommunications — 0.1%
33,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	918,894	886,710

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,976,396	1,386,203

	RIGHTS — 0.0%
	Publishing — 0.0%
2	Seat Pagine Gialle SpA, expire 04/17/09	1,210	12

	WARRANTS — 0.0%
	Broadcasting — 0.0%
330	Granite Broadcasting Corp., Ser. A, expire 06/04/12†	0	3
330	Granite Broadcasting Corp., Ser. B, expire 06/04/12†	0	3

	TOTAL WARRANTS	0	6

Principal
Amount
	CORPORATE BONDS — 1.1%
	Automotive: Parts and Accessories — 0.1%
$800,000	Standard Motor Products Inc., Sub. Deb. Cv., 6.750%, 07/15/09	788,437	582,000

	Broadcasting — 0.1%
2,200,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv., 6.000%, 09/15/12	1,934,135	717,750
350,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv. (STEP), 4.875%, 07/15/18	334,393	148,750
200,000	Young Broadcasting Inc., Sub. Deb., 10.000%, 03/01/11†	163,251	22

		2,431,779	866,522

	Business Services — 0.0%
100,000	BBN Corp., Sub. Deb. Cv., 6.000%, 04/01/12† (a)	97,499	0

	Communications Equipment — 0.5%
4,000,000	Agere Systems Inc., Sub. Deb. Cv., 6.500%, 12/15/09	3,980,286	4,035,000

	Computer Hardware — 0.0%
500,000	SanDisk Corp., Cv., 1.000%, 05/15/13	234,805	302,500

	Energy and Utilities — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	62,820	50,500

	Financial Services — 0.0%
300,000	M-Systems Finance NV, Cv., 1.000%, 03/15/35	254,658	282,375

	Retail — 0.3%
4,400,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	4,269,729	2,486,000

	Specialty Chemicals — 0.1%
950,000	Ferro Corp., Cv., 6.500%, 08/15/13	462,177	320,625

	Telecommunications — 0.0%
200,000	Williams Communications Group Inc., Escrow, 10.875%, 10/01/09† (a)	0	0

	TOTAL CORPORATE BONDS	12,582,190	8,925,522

	TOTAL INVESTMENTS — 99.9%	$1,106,709,908	785,324,057

	Other Assets and Liabilities (Net) — 0.1%		1,064,543

	NET ASSETS — 100.0%		$786,388,600

(a)	Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $524,817 or 0.07% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of Rule 144A securities amounted to $693,060 or 0.09% of net assets.

†	Non-income producing security.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

STEP	Step coupon bond. The rate disclosed is that in effect at March 31, 2009.
See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund
Statement of Assets and Liabilities
March 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $1,106,709,908)	$785,324,057
Foreign currency, at value (cost $3,087)	3,015
Receivable for investments sold	339,908
Receivable for Fund shares sold	2,265,721
Dividends and interest receivable	2,500,285
Unrealized appreciation on swap contracts	29,263
Prepaid expenses	70,797

Total Assets	790,533,046

Liabilities:
Payable to custodian	552,415
Payable for investments purchased	739,171
Payable for Fund shares redeemed	1,439,077
Payable for investment advisory fees	636,656
Payable for distribution fees	167,100
Payable for accounting fees	3,750
Payable for shareholder services fees	302,332
Other accrued expenses	303,945

Total Liabilities	4,144,446

Net Assets applicable to 62,542,918 shares outstanding	$786,388,600

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$1,133,302,361
Accumulated distributions in excess of net investment income	(4,528,920)
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(21,025,751)
Net unrealized depreciation on investments	(321,385,851)
Net unrealized appreciation on swap contracts	29,263
Net unrealized depreciation on foreign currency translations	(2,502)

Net Assets	$786,388,600

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($745,684,476 ÷ 59,253,657 shares outstanding; 150,000,000 shares authorized)	$12.58

Class A:
Net Asset Value and redemption price per share ($19,555,536 ÷ 1,558,377 shares outstanding; 50,000,000 shares authorized)	$12.55

Maximum offering price per share (NAV ÷ .9425, based on maximum sales charge of 5.75% of the offering price)	$13.32

Class B:
Net Asset Value and offering price per share ($154,200 ÷ 12,779 shares outstanding; 50,000,000 shares authorized)	$12.07 (a)

Class C:
Net Asset Value and offering price per share ($15,123,133 ÷ 1,253,496 shares outstanding; 50,000,000 shares authorized)	$12.06 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($5,871,255 ÷ 464,609 shares outstanding; 50,000,000 shares authorized)	$12.64

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended March 31, 2009 (Unaudited)

Investment income:
Dividends (net of foreign taxes of $501,941)	$12,992,679
Interest	507,436

Total Investment Income	13,500,115

Expenses:
Investment advisory fees	4,309,385
Distribution fees – Class AAA	1,027,809
Distribution fees – Class A	24,514
Distribution fees – Class B	904
Distribution fees – Class C	75,977
Shareholder services fees	692,880
Shareholder communications expenses	213,687
Custodian fees	99,283
Registration expenses	48,052
Legal and audit fees	40,608
Accounting fees	22,500
Directors’ fees	19,907
Interest expense	4,209
Miscellaneous expenses	49,538

Total Expenses	6,629,253

Less:
Advisory fee reduction on unsupervised assets	(2,672)
Custodian fee credits	(1,082)

Net Expenses	6,625,499

Net Investment Income	6,874,616

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments	(3,062,383)
Net realized loss on swap contracts	(123,387)
Net realized loss on foreign currency transactions	(70,750)

Net realized loss on investments, swap contacts, and foreign currency transactions	(3,256,520)

Net change in unrealized appreciation/ (depreciation) on investments	(347,343,896)
Net change in unrealized appreciation/ (depreciation) on swap contracts	60,140
Net change in unrealized appreciation/ (depreciation) on foreign currency translations	3,362

Net change in unrealized appreciation/ (depreciation) on investments, swap contracts, and foreign currency translations	(347,280,394)

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	(350,536,914)

Net Decrease in Net Assets Resulting from Operations	$(343,662,298)

See accompanying notes to financial statements.

10

The Gabelli Equity Income Fund
Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)	September 30, 2008
Operations:
Net investment income	$6,874,616	$10,824,552
Net realized loss on investments, swap contracts, and foreign currency transactions	(3,256,520)	(9,197,201)
Net change in unrealized appreciation/(depreciation) on investments, swap contracts, and foreign currency translations	(347,280,394)	(265,173,842)

Net Decrease in Net Assets Resulting from Operations	(343,662,298)	(263,546,491)

Distributions to Shareholders:
Net investment income
Class AAA	(10,912,756)	(10,546,445)
Class A	(267,011)	(176,682)
Class B	(2,474)	(2,809)
Class C	(214,830)	(173,060)
Class I	(75,122)	(5,950)

	(11,472,193)	(10,904,946)

Net realized gain
Class AAA	—	(21,351,419)
Class A	—	(316,681)
Class B	—	(6,167)
Class C	—	(328,750)

	—	(22,003,017)

Return of capital
Class AAA	—	(9,231,544)
Class A	—	(154,376)
Class B	—	(2,462)
Class C	—	(151,338)
Class I	—	(5,126)

	—	(9,544,846)

Total Distributions to Shareholders	(11,472,193)	(42,452,809)

Capital Share Transactions:
Class AAA	(48,704,217)	239,884,656
Class A	3,992,731	12,798,114
Class B	(21,970)	(12,254)
Class C	2,359,764	6,182,277
Class I	5,613,801	1,135,297

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(36,759,891)	259,988,090

Redemption Fees	119	7,092

Net Decrease in Net Assets	(391,894,263)	(46,004,118)
Net Assets:
Beginning of period	1,178,282,863	1,224,286,981

End of period (including undistributed net investment income of $0 and $68,657, respectively)	$786,388,600	$1,178,282,863

See accompanying notes to financial statements.

11

The Gabelli Equity Income Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income from Investment Operations
			Net		Distributions									Ratios to Average Net Assets/
	Net Asset		Realized and	Total		Net					Net Asset		Net Assets	Supplemental Data
Period	Value,	Net	Unrealized	from	Net	Realized	Return				Value,		End of	Net				Portfolio
Ended	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	of	Total	Redemption		End of	Total	Period	Investment		Operating		Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income		Expenses		Rate††
Class AAA
2009(b)	$18.00	$0.11	$(5.35)	$(5.24)	$(0.18)	—	—	$(0.18)	$0.00	(c)	$12.58	(29.16)%	$745,685	1.61	%(d)	1.53%	(d)(e)	10%
2008	22.98	0.18	(4.43)	(4.25)	(0.17)	$(0.40)	$(0.16)	(0.73)	0.00	(c)	18.00	(18.95)	1,135,543	0.87		1.43	(e)	22
2007	20.23	0.22	3.37	3.59	(0.39)	(0.45)	—	(0.84)	0.00	(c)	22.98	18.19	1,191,351	1.01		1.43	(e)	12
2006	18.72	0.38	1.68	2.06	(0.36)	(0.19)	—	(0.55)	0.00	(c)	20.23	11.25	794,375	1.98		1.46	(e)	14
2005	16.73	0.24	2.41	2.65	(0.24)	(0.42)	—	(0.66)	0.00	(c)	18.72	16.09	580,081	1.33		1.46		11
2004	14.60	0.23	2.26	2.49	(0.27)	(0.09)	—	(0.36)	—		16.73	17.13	355,321	1.42		1.49		12
Class A
2009(b)	$17.95	$0.11	$(5.33)	$(5.22)	$(0.18)	—	—	$(0.18)	$0.00	(c)	$12.55	(29.13)%	$19,556	1.63	%(d)	1.53%	(d)(e)	10%
2008	22.91	0.18	(4.41)	(4.23)	(0.17)	$(0.40)	$(0.16)	(0.73)	0.00	(c)	17.95	(18.92)	22,979	0.88		1.43	(e)	22
2007	20.17	0.22	3.36	3.58	(0.39)	(0.45)	—	(0.84)	0.00	(c)	22.91	18.20	15,313	1.00		1.43	(e)	12
2006	18.66	0.39	1.67	2.06	(0.36)	(0.19)	—	(0.55)	0.00	(c)	20.17	11.29	8,379	2.02		1.46	(e)	14
2005	16.72	0.20	2.43	2.63	(0.27)	(0.42)	—	(0.69)	0.00	(c)	18.66	15.99	3,644	1.08		1.50		11
2004(f)	16.40	0.16	0.43	0.59	(0.20)	(0.07)	—	(0.27)	—		16.72	3.62	124	1.33	(d)	1.49	(d)	12
Class B
2009(b)	$17.34	$0.05	$(5.14)	$(5.09)	$(0.18)	—	—	$(0.18)	$0.00	(c)	$12.07	(29.41)%	$154	0.82	%(d)	2.28%	(d)(e)	10%
2008	22.32	0.02	(4.27)	(4.25)	(0.17)	$(0.40)	$(0.16)	(0.73)	0.00	(c)	17.34	(19.54)	252	0.12		2.18	(e)	22
2007	19.82	0.06	3.28	3.34	(0.39)	(0.45)	—	(0.84)	0.00	(c)	22.32	17.28	344	0.29		2.18	(e)	12
2006	18.48	0.36	1.53	1.89	(0.36)	(0.19)	—	(0.55)	0.00	(c)	19.82	10.46	352	1.91		2.21	(e)	14
2005	16.62	0.04	2.46	2.50	(0.22)	(0.42)	—	(0.64)	0.00	(c)	18.48	15.28	32	0.20		2.22		11
2004(f)	16.40	0.07	0.42	0.49	(0.20)	(0.07)	—	(0.27)	—		16.62	3.00	1	0.56	(d)	2.24	(d)	12
Class C
2009(b)	$17.33	$0.06	$(5.15)	$(5.09)	$(0.18)	—	—	$(0.18)	$0.00	(c)	$12.06	(29.42)%	$15,123	0.86	%(d)	2.28%	(d)(e)	10%
2008	22.31	0.03	(4.28)	(4.25)	(0.17)	$(0.40)	$(0.16)	(0.73)	0.00	(c)	17.33	(19.55)	18,547	0.13		2.18	(e)	22
2007	19.81	0.05	3.29	3.34	(0.39)	(0.45)	—	(0.84)	0.00	(c)	22.31	17.29	17,279	0.24		2.18	(e)	12
2006	18.47	0.24	1.65	1.89	(0.36)	(0.19)	—	(0.55)	0.00	(c)	19.81	10.46	8,044	1.26		2.21	(e)	14
2005	16.64	0.07	2.43	2.50	(0.25)	(0.42)	—	(0.67)	0.00	(c)	18.47	15.24	3,374	0.37		2.24		11
2004(f)	16.40	0.08	0.43	0.51	(0.20)	(0.07)	—	(0.27)	—		16.64	3.13	79	0.62	(d)	2.24	(d)	12
Class I
2009(b)	$18.04	$0.13	$(5.35)	$(5.22)	$(0.18)	—	—	$(0.18)	$0.00	(c)	$12.64	(28.98)%	$5,871	1.94	%(d)	1.28%	(d)(e)	10%
2008(g)	21.42	0.19	(3.30)	(3.11)	(0.14)	—	$(0.13)	(0.27)	0.00	(c)	18.04	(14.65)	962	1.31	(d)	1.18	(d)(e)	22

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended September 30, 2007, 2006, 2005, and 2004 would have been 20%, 34%, 26%, and 15%, respectively.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2009, unaudited.

(c)	Amount represents less than $0.005 per share.

(d)	Annualized.

(e)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the year ended September 30, 2006 would have been 1.45%, 1.45%, 2.20%, and 2.20% for Class AAA, Class A, Class B, and Class C, respectively. For the six months ended March 31, 2009, and the years ended September 30, 2008 and 2007, the effect of the custodian fee credits was minimal.

(f)	From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
     See accompanying notes to financial statements.

12

The Gabelli Equity Income Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Equity Income Fund (the “Fund”) is a series of Gabelli Equity Series Funds, Inc. (the “Corporation”), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

13

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

		Other Financial
	Investments in	Instruments
	Securities	(Unrealized
	(Market Value)	Appreciation)*
Valuation Inputs	Assets	Assets
Level 1 — Quoted Prices	$776,455,717	—
Level 2 — Other Significant Observable Inputs	8,863,390	$29,263
Level 3 — Significant Unobservable Inputs	4,950	—

Total	$785,324,057	$29,263

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 09/30/08	$4,950
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 03/31/09	$4,950

14

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
In March 2008, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund’s financial statement disclosures.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2009, there were no open repurchase agreements.
Swap Agreements. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.

15

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
Effective March 16, 2008, Bear, Stearns International Limited entered into a Guaranty Agreement with JPMorgan Chase & Co., whereby JPMorgan Chase & Co. unconditionally guaranteed the due and punctual payment of certain liabilities of Bear, Stearns International Limited, including the current liabilities of Bear, Stearns International Limited to the Fund. As of March 31, 2009, the Fund held contract for difference swaps with Bear, Stearns International Limited which are covered by the JPMorgan Chase & Co. Guaranty Agreement as of the date of the report. Details of the swaps at March 31, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value	Overnight LIBOR plus 75 bps plus
	Appreciation on:	Market Value Depreciation on:
$123,902 (140,000 Shares)	Rank Group plc	Rank Group plc	03/11/10	$23,138
78,170 (20,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	03/11/10	6,125

				$29,263

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At March 31, 2009, there were no open futures contracts.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of March 31, 2009.

16

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At March 31, 2009, there were no open forward foreign exchange contracts.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable.The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified

17

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended September 30, 2008 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$11,894,382
Net long-term capital gains	21,013,581
Return of capital	9,544,846

Total distributions paid	$42,452,809

18

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income and capital gains. The actual source of the distribution is determined after the end of the calendar year. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pay out all of its net realized long-term capital gains as a Capital Gain Dividend. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The Fund currently intends to pay $0.03 per share on a monthly basis.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2008, the Fund deferred capital losses of $5,378,169.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at March 31, 2009:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Investments	$1,123,493,472	$56,768,248	$(394,937,663)	$(338,169,415)
Swap contracts	—	29,263	—	29,263

	$1,123,493,472	$56,797,511	$(394,937,663)	$(338,140,152)

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund’s tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.
3. Investment Advisory Agreement and Other Transactions. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

19

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and proceeds from the sales of securities for the six months ended March 31, 2009, other than short-term securities and U.S. Government obligations, aggregated $90,274,829 and $128,942,868, respectively.
Purchases and proceeds from the sales of U.S. Government obligations for the six months ended March 31, 2009, other than short-term obligations, aggregated $1,167,750 and $6,242,883, respectively.
6. Transactions with Affiliates. During the six months ended March 31, 2009, the Fund paid brokerage commissions on security trades of $228,781 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $11,016 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. At March 31, 2009, borrowings outstanding under the line of credit amounted to $558,000.
The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2009 was $3,131,236 with a weighted average interest rate of 1.05%. The maximum amount borrowed at any time during the six months ended March 31, 2009 was $16,544,000.
8. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

20

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase.The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees during the six months ended March 31, 2009 and the year ended September 30, 2008 amounted to $119 and $7,092, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2009		Year Ended
	(Unaudited)		September 30, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA
Shares sold	10,045,324	$137,169,229	24,093,784	$504,580,779
Shares issued upon reinvestment of distributions	756,453	10,078,082	1,797,042	38,520,431
Shares redeemed	(14,634,351)	(195,951,528)	(14,644,330)	(303,216,554)

Net increase/(decrease)	(3,832,574)	$(48,704,217)	11,246,496	$239,884,656

	Class A		Class A
Shares sold	560,060	$7,649,457	798,290	$16,578,039
Shares issued upon reinvestment of distributions	18,170	240,493	25,861	548,965
Shares redeemed	(300,199)	(3,897,219)	(212,203)	(4,328,890)

Net increase	278,031	$3,992,731	611,948	$12,798,114

	Class B		Class B
Shares sold	820	$9,886	9,738	$196,093
Shares issued upon reinvestment of distributions	183	2,350	543	11,320
Shares redeemed	(2,772)	(34,206)	(11,132)	(219,667)

Net decrease	(1,769)	$(21,970)	(851)	$(12,254)

	Class C		Class C
Shares sold	471,224	$6,040,764	472,038	$9,589,680
Shares issued upon reinvestment of distributions	15,303	195,321	29,534	611,310
Shares redeemed	(303,096)	(3,876,321)	(205,866)	(4,018,713)

Net increase	183,431	$2,359,764	295,706	$6,182,277

	Class I		Class I*
Shares sold	522,591	$7,037,621	54,128	$1,152,550
Shares issued upon reinvestment of distributions	733	9,782	550	11,076
Shares redeemed	(112,044)	(1,433,602)	(1,349)	(28,329)

Net increase	411,280	$5,613,801	53,329	$1,135,297

*	From the commencement of offering Class I Shares on January 11, 2008.

21

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

22

The Gabelli Equity Income Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited)
During the six months ended March 31, 2009, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of equity income funds. The Independent Board Members noted that the Fund’s performance was below average for the one year and five year periods, and in the second quartile for the three year period.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of equity income funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fee for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

23

Gabelli Equity Series Funds, Inc.
The Gabelli Equity Income Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 6:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Anthony R. Pustorino
Attorney-at-Law	Certified Public Accountant,
Anthony J. Colavita, P.C.	Professor Emeritus
Pace University

Vincent D. Enright	Anthonie C. van Ekris
Former Senior Vice President	Chairman
and Chief Financial Officer	BALMAC International, Inc.
KeySpan Corp.

John D. Gabelli	Salvatore J. Zizza
Senior Vice President	Chairman
Gabelli & Company, Inc.	Zizza & Co., Ltd.
Officers

Bruce N. Alpert	Agnes Mullady
President and Secretary	Treasurer

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
The
Gabelli
Equity
Income
Fund
SEMI ANNUAL REPORT
MARCH 31, 2009
GAB444Q109SR

The Gabelli Woodland Small Cap Value Fund
Semi-Annual Report (a)
March 31, 2009
To Our Shareholders,
     The Gabelli Woodland Small Cap Value Fund’s Class AAA Shares declined 14.35% for the quarter ending March 31, 2009, versus declines of 14.95% for the Russell 2000 Index, 10.98% for the Standard & Poor’s (“S&P”) 500 Index, and 7.68% for the Value Line Composite Index.
Comparative Results
Average Annual Returns through March 31, 2009 (a)(b)

									Since
									Inception
	Quarter		1 Year		3 Year		5 Year		(12/31/02)
Gabelli Woodland Small Cap Value Fund Class AAA	(14.35)%		(37.87)%		(15.63)%		(4.67)%		(0.01)%
Russell 2000 Index	(14.95)		(37.50)		(16.80)		(5.24)		2.90
S&P 500 Index	(10.98)		(38.06)		(13.05)		(4.76)		0.40
Value Line Composite Index	(7.68)		(36.76)		(14.78)		(4.25)		3.70
Class A	(14.24)		(37.80)		(15.56)		(4.58)		0.06
	(19.17	)(c)	(41.47	)(c)	(17.26	)(c)	(5.73	)(c)	(0.91	)(c)
Class B	(14.38)		(38.30)		(16.33)		(5.15)		(0.32)
	(18.66	)(d)	(41.38	)(d)	(17.17	)(d)	(5.53	)(d)	(0.49)
Class C	(14.50)		(38.32)		(16.25)		(5.33)		(0.67)
	(15.36	)(e)	(38.94	)(e)	(16.25)		(5.33)		(0.67)
Class I	(14.17)		(37.65)		(15.53)		(4.60)		0.05
In the current prospectus, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.52%, 2.52%, 3.27%, 3.27%, and 2.27%, respectively.The net expense ratios after contractual reimbursements by the Adviser in place through September 30, 2009 are 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% respectively. Class AAA and I Shares do not have a sales charge.The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index of small U.S. companies, the S&P 500 Index of the largest U.S. companies, and the Value Line Composite Index (comprised of equally weighted positions in every stock covered in the Value Line Investment Survey) are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, five year and since inception periods of 5%, 5%, 3%, 2%, and 1%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(e)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Woodland Small Cap Value Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2008 through March 31, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/08	03/31/09	Ratio	Period*

The Gabelli Woodland Small Cap Value Fund
Actual Fund Return
Class AAA	$1,000.00	$618.60	2.02%	$8.15
Class A	$1,000.00	$619.30	2.02%	$8.16
Class B	$1,000.00	$617.70	2.77%	$11.17
Class C	$1,000.00	$616.80	2.77%	$11.17
Class I	$1,000.00	$620.20	1.77%	$7.15

Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.86	2.02%	$10.15
Class A	$1,000.00	$1,014.86	2.02%	$10.15
Class B	$1,000.00	$1,011.12	2.77%	$13.89
Class C	$1,000.00	$1,011.12	2.77%	$13.89
Class I	$1,000.00	$1,016.11	1.77%	$8.90

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of March 31, 2009:
The Gabelli Woodland Small Cap Value Fund

Computer Software and Services	14.6%
Health Care	11.5%
Diversified Industrial	10.5%
Equipment and Supplies	8.8%
Business Services	8.2%
Machinery	5.9%
Consumer Products	4.9%
Entertainment	4.8%
Energy and Utilities	4.6%
Retail	4.4%
Aerospace	4.4%
Financial Services	3.8%
Specialty Chemicals	2.4%
Automotive: Parts and Accessories	2.3%
Consumer Services	2.3%
Telecommunications	2.2%
Hotels and Gaming	2.1%
Transportation	1.8%
Food and Beverage	1.8%
Publishing	1.6%
Other Assets and Liabilities (Net)	(2.9)%

100.0%

The Gabelli Woodland Small Cap Value Fund (the “Fund”) files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended December 31, 2008. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Woodland Small Cap Value Fund
Schedule of Investments — March 31, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 102.9%
	Aerospace — 4.4%
8,600	Herley Industries Inc.†	$126,722	$102,856
5,020	Kaman Corp.	132,222	62,951

		258,944	165,807

	Automotive: Parts and Accessories — 2.3%
6,490	Midas Inc.†	122,392	51,401
9,000	Spartan Motors Inc.	24,320	36,180

		146,712	87,581

	Business Services — 8.2%
1,358	Ascent Media Corp., Cl. A†	35,464	33,950
4,890	Deluxe Corp.	77,745	47,091
8,150	Edgewater Technology Inc.†	58,198	22,820
7,350	Intermec Inc.†	178,882	76,440
4,000	Liquidity Services Inc.†	24,777	27,960
3,820	The Brink’s Co.	81,437	101,077

		456,503	309,338

	Computer Software and Services — 14.6%
7,000	Dynamics Research Corp.†	48,786	50,680
1,600	Fair Isaac Corp.	23,331	22,512
17,500	Furmanite Corp.†	116,444	54,425
18,410	Lawson Software Inc.†	138,033	78,242
4,340	MTS Systems Corp.	152,438	98,735
5,500	Stratasys Inc.†	62,999	45,485
25,000	Tier Technologies Inc., Cl. B†	236,604	115,750
14,800	TransAct Technologies Inc.†	67,877	38,332
2,700	Versant Corp.†	41,580	46,413

		888,092	550,574

	Consumer Products — 4.9%
4,270	Alberto-Culver Co.	92,836	96,545
1,085	Church & Dwight Co. Inc.	32,590	56,669
600	Deckers Outdoor Corp.†	26,427	31,824

		151,853	185,038

	Consumer Services — 2.3%
3,820	Brink’s Home Security Holdings Inc.†	66,630	86,332

	Diversified Industrial — 10.5%
2,050	Columbus McKinnon Corp.†	38,449	17,876
3,000	Graham Corp.	24,388	26,910
2,457	Griffon Corp.†	17,241	18,428
3,800	L.B. Foster Co., Cl. A†	116,739	94,354
9,920	LeCroy Corp.†	93,529	31,149
4,800	OSI Systems Inc.†	76,114	73,248
2,000	Raven Industries Inc.	39,770	41,560
3,790	Texas Industries Inc.	154,741	94,750

		560,971	398,275

	Energy and Utilities — 4.6%
6,240	Mariner Energy Inc.†	99,318	48,360
4,170	PICO Holdings Inc.†	141,937	125,392

		241,255	173,752

	Entertainment — 4.8%
3,585	Discovery Communications Inc., Cl. A†	57,543	57,432
3,585	Discovery Communications Inc., Cl. C†	40,172	52,520
9,900	Pinnacle Entertainment Inc.†	56,495	69,696

		154,210	179,648

	Equipment and Supplies — 8.8%
13,600	C&D Technologies Inc.†	72,670	25,160
22,000	Gerber Scientific Inc.†	135,965	52,580
5,030	Powell Industries Inc.†	157,845	177,609
3,150	The Toro Co.	86,818	76,167

		453,298	331,516

	Financial Services — 3.8%
1,430	HMN Financial Inc.	50,067	4,433
9,700	NewAlliance Bancshares Inc.	142,484	113,878
1,204	Willis Group Holdings Ltd.	34,764	26,488

		227,315	144,799

	Food and Beverage — 1.8%
3,900	PepsiAmericas Inc.	70,438	67,275

	Health Care — 11.5%
900	Chemed Corp.	35,214	35,010
17,500	Home Diagnostics Inc.†	130,331	99,225
4,000	Matrixx Initiatives Inc.†	71,693	65,600
9,940	Rochester Medical Corp.†	118,098	109,539
4,116	SurModics Inc.†	122,478	75,117
1,480	West Pharmaceutical Services Inc.	60,856	48,559

		538,670	433,050

	Hotels and Gaming — 2.1%
9,370	Gaylord Entertainment Co.†	147,056	78,052

	Machinery — 5.9%
6,764	Key Technology Inc.†	80,211	59,523
3,500	Robbins & Myers Inc.	69,482	53,095
2,200	Valmont Industries Inc.	125,192	110,462

		274,885	223,080

	Publishing — 1.6%
4,000	Scholastic Corp.	47,550	60,280

	Retail — 4.4%
5,000	J. Crew Group Inc.†	63,929	65,900
6,500	Shutterfly Inc.†	64,364	60,905
7,600	The Great Atlantic & Pacific Tea Co. Inc.†	54,481	40,356

		182,774	167,161

	Specialty Chemicals — 2.4%
2,000	Arch Chemicals Inc.	63,429	37,920
1,260	FMC Corp.	48,289	54,356

		111,718	92,276

	Telecommunications — 2.2%
15,400	HickoryTech Corp.	133,250	82,852

	Transportation — 1.8%
3,200	Bristow Group Inc.†	81,393	68,576

	TOTAL COMMON STOCKS	5,193,517	3,885,262

	TOTAL INVESTMENTS — 102.9% $	5,193,517	3,885,262

	Other Assets and Liabilities (Net) — (2.9)%		(109,161)

	NET ASSETS — 100.0%		$3,776,101

†	Non-income producing security.
See accompanying notes to financial statements.

4

The Gabelli Woodland Small Cap Value Fund
Statement of Assets and Liabilities
March 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $5,193,517)	$3,885,262
Receivable for Fund shares sold	755
Receivable from Adviser	6,655
Dividends receivable	3,449
Prepaid expenses	22,209

Total Assets	3,918,330

Liabilities:
Payable to custodian	32,720
Payable for investments purchased	23,824
Payable for Fund shares redeemed	50,377
Payable for distribution fees	832
Payable for legal and audit fees	21,334
Payable for shareholder communications expenses	10,928
Other accrued expenses	2,214

Total Liabilities	142,229

Net Assets applicable to 703,623 shares outstanding	$3,776,101

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$6,546,641
Accumulated net investment loss	(16,313)
Accumulated net realized loss on investments	(1,445,972)
Net unrealized depreciation on investments	(1,308,255)

Net Assets	$3,776,101

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,598,993 ÷ 669,734 shares outstanding; 100,000,000 shares authorized)	$5.37

Class A:
Net Asset Value and redemption price per share ($31,639 ÷ 5,841 shares outstanding; 50,000,000 shares authorized)	$5.42

Maximum offering price per share (NAV ÷ .9425, based on maximum sales charge of 5.75% of the offering price)	$5.75

Class B:
Net Asset Value and offering price per share ($97.93 ÷ 18.49 shares outstanding; 50,000,000 shares authorized)	$5.30 (a)

Class C:
Net Asset Value and offering price per share ($91,982 ÷ 18,128 shares outstanding; 50,000,000 shares authorized)	$5.07 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($53,389 ÷ 9,902 shares outstanding; 50,000,000 shares authorized)	$5.39

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended March 31, 2009 (Unaudited)

Investment income:
Dividends	$29,825
Interest	238

Total Investment Income	30,063

Expenses:
Investment advisory fees	22,834
Distribution fees — Class AAA	5,460
Distribution fees — Class A	43
Distribution fees — Class B	1
Distribution fees — Class C	558
Registration expenses	15,972
Legal and audit fees	12,325
Shareholder communications expenses	11,980
Shareholder services fees	5,622
Custodian fees	5,107
Interest expense	339
Directors’ fees	131
Miscellaneous expenses	2,393

Total Expenses Before Fees Waived and Expenses Reimbursed by Adviser	82,765

Less:
Fees waived and expenses reimbursed by Adviser	(36,389)

Net Expenses	46,376

Net Investment Loss	(16,313)

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments	(1,432,899)
Net change in unrealized appreciation/ (depreciation) on investments	(1,377,660)

Net Realized and Unrealized Loss on Investments	(2,810,559)

Net Decrease in Net Assets Resulting from Operations	$(2,826,872)

See accompanying notes to financial statements.

5

The Gabelli Woodland Small Cap Value Fund
Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)	September 30, 2008
Operations:
Net investment loss	$(16,313)	$(65,989)
Net realized gain/(loss) on investments	(1,432,899)	369,935
Net change in unrealized appreciation/(depreciation) on investments	(1,377,660)	(1,505,525)

Net Decrease in Net Assets Resulting from Operations	(2,826,872)	(1,201,579)

Distributions to Shareholders:
Net realized gain
Class AAA	(301,983)	(1,262,098)
Class A	(2,225)	(9,144)
Class B	(7)	(26)
Class C	(6,124)	(43,337)
Class I	(3,246)	—

Total Distributions to Shareholders	(313,585)	(1,314,605)

Capital Share Transactions:
Class AAA	(702,237)	703,505
Class A	2,226	3,296
Class B	7	27
Class C	7,566	(69,071)
Class I	13,378	73,953

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(679,060)	711,710

Redemption Fees	—	1

Net Decrease in Net Assets	(3,819,517)	(1,804,473)

Net Assets:
Beginning of period	7,595,618	9,400,091

End of period (including undistributed net investment income of $0 and $0, respectively)	$3,776,101	$7,595,618

See accompanying notes to financial statements.

6

The Gabelli Woodland Small Cap Value Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income											Ratios to Average Net Assets/
		from Investment Operations			Distributions								Supplemental Data
			Net												Expenses		Expenses
	Net Asset	Net	Realized and	Total		Net				Net Asset		Net Assets	Net		Net of		Before
Period	Value,	Investment	Unrealized	from	Net	Realized				Value,		End of	Investment		Waivers/		Waivers/		Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Income		Reimburse-		Reimburse-		Turnover
September 30	of Period	(Loss)(a)(b)	Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)(b)		ments(c)		ments(d)		Rate††
Class AAA
2009(e)	$9.30	$(0.02)	$(3.50)	$(3.52)	—	$(0.41)	$(0.41)	—		$5.37	(38.14)%	$3,599	(0.70	)%(f)	2.02	%(f)(g)	3.61	%(f)	33%
2008	12.61	(0.08)	(1.43)	(1.51)	—	(1.80)	(1.80)	$0.00	(h)	9.30	(13.20)	7,327	(0.80)		2.01	(g)	2.52		58
2007	13.35	0.05	2.44	2.49	($0.06)	(3.17)	(3.23)	0.00	(h)	12.61	20.71	9,040	0.38		2.01	(g)	2.33		51
2006	14.64	(0.12)	0.07	(0.05)	—	(1.24)	(1.24)	0.00	(h)	13.35	(0.35)	9,137	(0.84)		2.01	(g)	2.31		59
2005	12.79	(0.11)	2.69	2.58	—	(0.73)	(0.73)	0.00	(h)	14.64	20.67	11,839	(0.78)		2.01		2.99		35
2004	10.58	(0.14)	2.38	2.24	—	(0.03)	(0.03)	—		12.79	21.22	3,388	(1.14)		2.00		5.94		45
Class A
2009(e)	$9.37	$(0.02)	$(3.52)	$(3.54)	—	$(0.41)	$(0.41)	—		$5.42	(38.07)%	$32	(0.71	)%(f)	2.02	%(f)(g)	3.61	%(f)	33%
2008	12.69	(0.08)	(1.44)	(1.52)	—	(1.80)	(1.80)	$0.00	(h)	9.37	(13.19)	51	(0.80)		2.01	(g)	2.52		58
2007	13.36	0.13	2.39	2.52	($0.02)	(3.17)	(3.19)	0.00	(h)	12.69	20.94	65	1.00		2.01	(g)	2.33		51
2006	14.65	(0.12)	0.07	(0.05)	—	(1.24)	(1.24)	0.00	(h)	13.36	(0.36)	100	(0.83)		2.01	(g)	2.31		59
2005	12.79	(0.09)	2.68	2.59	—	(0.73)	(0.73)	0.00	(h)	14.65	20.76	108	(0.68)		2.01		3.17		35
2004	10.57	(0.14)	2.39	2.25	—	(0.03)	(0.03)	—		12.79	21.34	47	(1.16)		2.00		5.94		45
Class B
2009(e)	$9.20	$(0.04)	$(3.45)	$(3.49)	—	$(0.41)	$(0.41)	—		$5.30	(38.23)%	$0.1	(1.47	)%(f)	2.77	%(f)(g)	4.36	%(f)	33%
2008	12.60	(0.16)	(1.44)	(1.60)	—	(1.80)	(1.80)	—		9.20	(14.04)	0.1	(1.68)		2.76	(g)	3.27		58
2007	13.37	(0.09)	2.49	2.40	—	(3.17)	(3.17)	$0.00	(h)	12.60	19.73	0.1	(0.68)		2.76	(g)	3.07		51
2006	14.77	(0.25)	0.09	(0.16)	—	(1.24)	(1.24)	0.00	(h)	13.37	(1.19)	0.1	(1.77)		2.76	(g)	3.06		59
2005	12.98	(0.21)	2.73	2.52	—	(0.73)	(0.73)	0.00	(h)	14.77	19.86	0.1	(1.50)		2.75		3.87		35
2004	10.59	0.02	2.40	2.42	—	(0.03)	(0.03)	—		12.98	22.91	0.1	0.18		2.75		6.69		45
Class C
2009(e)	$8.84	$(0.04)	$(3.32)	$(3.36)	—	$(0.41)	$(0.41)	—		$5.07	(38.32)%	$92	(1.47	)%(f)	2.77	%(f)(g)	4.36	%(f)	33%
2008	12.16	(0.15)	(1.37)	(1.52)	—	(1.80)	(1.80)	$0.00	(h)	8.84	(13.86)	146	(1.58)		2.76	(g)	3.27		58
2007	13.00	(0.03)	2.36	2.33	—	(3.17)	(3.17)	0.00	(h)	12.16	19.84	295	(0.26)		2.76	(g)	3.08		51
2006	14.39	(0.21)	0.06	(0.15)	—	(1.24)	(1.24)	0.00	(h)	13.00	(1.11)	425	(1.58)		2.76	(g)	3.06		59
2005	12.66	(0.20)	2.66	2.46	—	(0.73)	(0.73)	0.00	(h)	14.39	19.91	189	(1.46)		2.76		3.87		35
2004	10.55	(0.23)	2.37	2.14	—	(0.03)	(0.03)	—		12.66	20.33	41	(1.88)		2.75		6.69		45
Class I
2009(e)	$9.31	$(0.01)	$(3.50)	$(3.51)	—	$(0.41)	$(0.41)	—		$5.39	(37.98)%	$53	(0.45	)%(f)	1.77	%(f)(g)	3.36	%(f)	33%
2008(i)	9.41	(0.03)	(0.07)	(0.10)	—	—	—	$0.00	(h)	9.31	(1.06)	72	(0.44	)(f)	1.76	(f)(g)	2.27	(f)	58

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended September 30, 2007, 2006, 2005 and 2004 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Due to capital share activity throughout the year, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the year ended September 30, 2005 would have been 2.00% (Class AAA), 2.00% (Class A), 2.75% (Class B), and 2.75% (Class C), respectively. For the years ended September 30, 2008, 2007, 2006, and 2004 the effect of the custodian fee credits was minimal.

(d)	During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(e)	For the six months ended March 31, 2009, unaudited.

(f)	Annualized.

(g)	The Fund incurred interest expense during the six months ended March 31, 2009 and the years ended September 30, 2008, 2007, and 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.00%, and 2.00% (Class AAA and Class A), 2.75%, 2.75%, 2.75%, and 2.75% (Class B and Class C), 1.75% and 1.75% (Class I), respectively.

(h)	Amount represents less than $0.005 per share.

(i)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

7

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Woodland Small Cap Value Fund (the “Fund”) is a series of Gabelli Equity Series Funds, Inc. (the “Corporation”), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund’s Adviser currently characterizes small capitalization companies for the Fund as those with a total market value at the time of investment not greater than that of the largest company in the Russell 2000 Index or $3.0 billion, whichever is greater. The Fund commenced investment operations on December 31, 2002.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipts securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

8

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices	$3,885,262
There were no Level 3 investments held at September 30, 2008 or March 31, 2009.
In March 2008, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund’s disclosures.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2009, there were no open repurchase agreements.

9

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

10

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
The tax character of distributions paid during the year ended September 30, 2008 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$28,446
Net long-term capital gains	1,286,159

Total distributions paid	$1,314,605

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at March 31, 2009:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$5,199,629	$165,880	$(1,480,247)	$(1,314,367)
FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund’s tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.
3. Investment Advisory Agreement and Other Transactions. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I Shares, respectively, through September 30, 2009. For the six months ended March 31, 2009, the Adviser reimbursed the Fund in the amount of $36,389. The Fund is obliged to repay the Adviser for a period of two years following the year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitations. At March 31, 2009, the cumulative amount which the Fund may repay the Adviser is $108,127.

11

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and proceeds from the sales of securities for the six months ended March 31, 2009, other than short-term securities and U.S. Government obligations, aggregated $1,582,833 and $2,307,179, respectively.
6. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. At March 31, 2009, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2009 was $8,374 with a weighted average interest rate of 0.85%. The maximum amount borrowed at any time during the six months ended March 31, 2009 was $247,000.
7. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees during the six months ended March 31, 2009 and the year ended September 30, 2008 amounted to $0 and $1, respectively.

12

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2009		Year Ended
	(Unaudited)		September 30, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA
Shares sold	104,387	$600,239	66,401	$658,099
Shares issued upon reinvestment of distributions	50,701	290,012	124,080	1,259,410
Shares redeemed .	(273,299)	(1,592,488)	(119,232)	(1,214,004)

Net increase/(decrease)	(118,211)	$(702,237)	71,249	$703,505

	Class A		Class A

Shares sold	—	—	343	$3,299
Shares issued upon reinvestment of distributions	386	$2,226	895	9,144
Shares redeemed	—	—	(874)	(9,147)

Net increase	386	$2,226	364	$3,296

	Class B		Class B

Shares issued upon reinvestment of distributions	1	$7	2	$27

Net increase	1	$7	2	$27

	Class C		Class C

Shares sold	9,282	$49,565	282	$3,502
Shares issued upon reinvestment of distributions	1,132	6,124	4,463	43,337
Shares redeemed	(8,770)	(48,123)	(12,531)	(115,910)

Net increase/(decrease)	1,644	$7,566	(7,786)	$(69,071)

	Class I		Class I*

Shares sold	2,529	$15,120	8,531	$81,394
Shares issued upon reinvestment of distributions	566	3,246	—	—
Shares redeemed	(933)	(4,988)	(791)	(7,441)

Net increase	2,162	$13,378	7,740	$73,953

*	From the commencement of offering Class I Shares on January 11, 2008.
8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
9. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

14

The Gabelli Woodland Small Cap Value Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited)
During the six months ended March 31, 2009, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the performance of the Fund over various periods against a peer group of small cap value and core funds. The Independent Board Members noted that the Fund’s performance was in the top half for the one year period and at or near the top one-third for the three and five year periods. The Independent Board Members also noted that the Fund’s performance had improved relative to its peers over time.
Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that economies of scale were not an issue for this small and slow growing Fund that has been unprofitable to the Adviser.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of small cap value and core funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios after waivers were above and the Fund’s size was far below average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The Independent Board Members also noted that the management fee structure before waivers was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee to the fee for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an improving performance record during its limited life. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

15

Gabelli Equity Series Funds, Inc.
The Gabelli Woodland Small Cap Value Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 6:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Anthony R. Pustorino
Attorney-at-Law	Certified Public Accountant,
Anthony J. Colavita, P.C.	Professor Emeritus
Pace University

Vincent D. Enright	Anthonie C. van Ekris
Former Senior Vice President	Chairman
and Chief Financial Officer	BALMAC International, Inc.
KeySpan Corp.

John D. Gabelli	Salvatore J. Zizza
Senior Vice President	Chairman
Gabelli & Company, Inc.	Zizza & Co., Ltd.
Officers and Portfolio Manager

Elizabeth M. Lilly, CFA	Bruce N. Alpert
Portfolio Manager	President and Secretary

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
The
Gabelli
Woodland
Small Cap
Value
Fund
SEMI ANNUAL REPORT
MARCH 31, 2009
GAB840Q109SR

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 5/29/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 5/29/09

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/29/09

*	Print the name and title of each signing officer under his or her signature.